UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.4%
Diversified Financial Services - 3.4%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,021,939
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,982,990
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	532,460	533,430
Bear Stearns Commercial Mtg. Securities Trust Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	4,574,810	4,651,978
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(1)	3,870,000	4,134,565
CD Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(1)	4,687,686	4,921,691
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,002,967
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(1)	4,301,914	4,670,218
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,923,292	3,059,166
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,511,936
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,255,281
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,906,123
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	432,703	432,880
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	445,000	433,444
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,322,030	4,515,345

Total Asset Backed Securities (cost $42,520,009)		44,033,953

U.S. CORPORATE BONDS & NOTES - 11.5%
Airlines - 0.2%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,108,758	2,425,072

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,114,404

Banks-Super Regional - 0.6%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,037,149
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,079,404
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	514,277
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,681,760

		8,312,590

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,548,470

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	680,000	683,683
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	196,029
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	1,080,000	1,096,236

		1,975,948

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	3,000,000	3,024,858

Computers-Memory Devices - 0.2%

EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	999,333
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	995,387

EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	986,045

		2,980,765

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,224,792
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,020,886
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,615,307
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,923,088
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,108,655
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,447,975
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	376,040
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,572,768
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,460,413
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,223,350
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,191,811
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,859,224

		36,024,309

Diversified Financial Services - 1.0%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,606,132
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,428,660

		13,034,792

Diversified Manufacturing Operations - 0.2%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	2,365,000	2,356,219

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,048,970

Finance-Commercial - 0.5%

Private Export Funding Corp. U.S. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,173,147

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,035,190

Insurance-Multi-line - 0.5%

MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,545,000	1,604,059
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,189,893
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,125,309

		6,919,261

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,070,502

Medical Instruments - 0.0%

Medtronic, Inc. Senior Notes 3.63% due 03/15/2024	425,000	426,744

Medical Labs & Testing Services - 0.2%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,722,000	2,023,109

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	972,015
Eli Lilly & Co. Senior Notes 4.65% due 06/15/2044	1,390,000	1,431,430
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,785,788
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	728,213
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,695,519
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,959,900

		11,572,865

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	380,320
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	765,435

		1,145,755

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp. Senior Notes 2.85% due 03/15/2023	135,000	126,970

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,575,408
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,801,910

		4,377,318

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	420,000	418,121
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	249,866

		667,987

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,607,998

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,261,350

Schools - 0.9%

President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,529,960
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,378,110

		11,908,070

Special Purpose Entity - 0.3%

Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,829,050	3,550,000

Transport-Services - 0.7%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,598,152	3,039,838
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,550,520

		9,590,358

Total U.S. Corporate Bonds & Notes
(cost $140,303,617)		150,303,021

FOREIGN CORPORATE BONDS & NOTES - 4.1%
Banks-Commercial - 1.8%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,516,366
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,989,374
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,505,593
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,634,192
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,677,620
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,593,814
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,375,780

		23,292,739

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	605,869
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	468,701

		1,074,570

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,204,689
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	283,124
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	2,946,565

		4,434,378

Diversified Manufacturing Operations - 0.4%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,280,093

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,535,688

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,199,312

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,574,794

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	416,917
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,220,348
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,881,179
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,050,000	2,068,218
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	765,000	779,349
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,030,360

		10,396,371

Oil-Field Services - 0.2%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,129,976

Total Foreign Corporate Bonds & Notes
(cost $50,884,920)		53,917,921

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.3%

Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	3,939,090

Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,647,425

Total Foreign Government Obligations
(cost $5,617,125)		6,586,515

MUNICIPAL BONDS & NOTES - 2.5%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,090,000	4,755,116
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,093,144
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,620,709
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,489,904
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,548,756
Oregon School Boards Association General Obligation Bonds 4.76% due 6/30/2028	2,800,000	3,046,428
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,085,798
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,271,374
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,831,775
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,459,182
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,150,359
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,721,984

Total Municipal Bonds & Notes
(cost $27,717,029)		32,074,529

U.S. GOVERNMENT AGENCIES - 37.9%
Federal Home Loan Mtg. Corp. - 8.6%

2.50% due April TBA	8,400,000	8,396,062

3.00% due April TBA	24,900,000	24,429,329
3.50% due April TBA	20,200,000	20,421,594
4.00% due 09/01/2026	1,935,886	2,045,114
4.00% due 12/01/2040	11,366,253	11,796,210
4.00% due April TBA	27,850,000	28,891,111
4.50% due 09/01/2031	26,767	29,040
4.50% due April TBA	2,900,000	3,091,219
5.00% due 12/01/2026	288,299	315,948
5.00% due 02/01/2028	127,008	138,604
5.00% due 02/01/2030	7,919,323	8,632,397
5.50% due 03/01/2023	34,451	37,838
5.50% due 03/01/2027	90,084	99,654
5.50% due 04/01/2027	65,991	72,940
5.50% due 05/01/2027	490,934	540,630
5.50% due 11/01/2027	160,917	177,592
5.50% due 06/01/2028	75,195	82,882
5.50% due April TBA	2,000,000	2,199,375
6.00% due 12/01/2039	333,039	369,849
7.50% due 05/01/2027	2,420	2,825

		111,770,213

Federal National Mtg. Assoc. - 19.2%

2.00% due April TBA	2,900,000	2,822,062
2.50% due April TBA	15,250,000	15,103,157
3.00% due 05/01/2027	1,255,613	1,291,232
3.00% due 06/01/2027	712,277	732,487
3.00% due 08/01/2027	497,765	511,890
3.00% due April TBA	40,775,000	40,061,400
3.50% due April TBA	58,100,000	58,674,468
4.00% due 09/01/2026	13,103,890	13,890,169
4.00% due April TBA	41,000,000	42,512,175
4.50% due 11/01/2026	2,204,351	2,336,992
4.50% due 01/01/2027	2,890,490	3,064,530
4.50% due 10/01/2031	10,709,845	11,581,274
4.50% due April TBA	34,500,000	36,801,799
5.00% due April TBA	11,600,000	12,646,719
5.50% due 03/01/2038	2,496,933	2,752,400
5.50% due 06/01/2038	101,455	111,835
5.50% due 08/01/2038	107,409	118,457
5.50% due 09/01/2039	75,176	83,197
5.50% due 05/01/2040	18,628	20,543
5.50% due 06/01/2040	25,743	28,435
5.50% due April TBA	3,700,000	4,085,754
6.50% due 02/01/2038	214,128	240,206
6.50% due 10/01/2039	273,884	307,526

		249,778,707

Government National Mtg. Assoc. - 9.4%

3.00% due April TBA	20,750,000	20,403,085
3.50% due April TBA	14,100,000	14,388,609
4.00% due 02/15/2041	1,777,882	1,871,271
4.00% due 09/15/2041	1,476,822	1,553,227
4.00% due 02/15/2042	187,040	196,726
4.00% due 08/15/2042	171,105	179,934
4.00% due April TBA	22,375,000	23,506,355
4.50% due 05/15/2040	2,065,476	2,231,520
4.50% due 06/15/2040	3,109,806	3,365,579
4.50% due 07/15/2040	4,170,214	4,528,191
4.50% due 05/15/2042	417,001	450,699
4.50% due April TBA	9,300,000	10,025,110
5.00% due 07/15/2033	2,698,246	2,977,028
5.00% due 10/15/2033	122,183	134,667
5.00% due 11/15/2033	18,219	20,063
5.00% due 12/15/2033	51,641	56,762
5.00% due 01/15/2034	267,219	294,114
5.00% due 02/15/2034	120,593	131,781
5.00% due 03/15/2034	10,998	12,018
5.00% due 05/15/2034	17,786	19,730
5.00% due 06/15/2035	17,167	18,925
5.00% due 09/15/2035	181,352	201,276
5.00% due 11/15/2035	86,842	94,981
5.00% due 12/15/2035	43,835	48,223
5.00% due 02/15/2036	32,563	35,612
5.00% due 03/15/2036	22,141	24,249
5.00% due 09/15/2036	7,404	8,098
5.00% due 05/15/2038	21,912	24,242
5.00% due 07/15/2038	473,235	517,652
5.00% due 08/15/2038	92,033	100,777
5.00% due 11/15/2038	249,956	273,697
5.00% due 12/15/2038	887,411	972,041
5.00% due 06/15/2039	1,168,598	1,277,515
5.00% due 08/15/2039	323,226	353,760
5.00% due 07/15/2040	211,392	231,157
5.00% due 04/15/2041	757,674	831,290
5.50% due 10/15/2032	4,753	5,262
5.50% due 11/15/2032	4,003	4,436
5.50% due 02/15/2033	172,428	190,936
5.50% due 05/15/2033	124,269	138,689
5.50% due 06/15/2033	154,250	171,507
5.50% due 07/15/2033	26,207	29,327
5.50% due 08/15/2033	19,320	21,392
5.50% due 09/15/2033	10,711	11,986
5.50% due 11/15/2033	322,466	358,664
5.50% due 01/15/2034	373,991	414,532
5.50% due 02/15/2034	98,718	110,019
5.50% due 03/15/2034	1,626,191	1,812,896
5.50% due 04/15/2034	45,535	50,935
5.50% due 05/15/2034	81,152	91,173
5.50% due 06/15/2034	37,816	42,279
5.50% due 07/15/2034	56,126	62,749
5.50% due 08/15/2034	47,535	53,135
5.50% due 09/15/2034	540,866	598,748
5.50% due 10/15/2034	381,752	426,807
5.50% due 04/15/2036	60,491	67,736
6.00% due 03/15/2028	8,995	10,073
6.00% due 06/15/2028	17,013	19,182
6.00% due 08/15/2028	55,613	62,708
6.00% due 09/15/2028	39,233	43,944
6.00% due 10/15/2028	13,842	15,497
6.00% due 11/15/2028	6,497	7,262
6.00% due 12/15/2028	89,497	102,164
6.00% due 03/15/2029	407	456
6.00% due 04/15/2029	3,440	3,874
6.00% due 01/15/2032	17,194	19,790
6.00% due 02/15/2032	644	720
6.00% due 07/15/2032	12,729	14,475
6.00% due 09/15/2032	20,731	23,221
6.00% due 10/15/2032	307,234	347,358

6.00% due 11/15/2032	28,410	31,823
6.00% due 01/15/2033	4,201	4,766
6.00% due 02/15/2033	36,928	41,886
6.00% due 03/15/2033	49,691	56,267
6.00% due 04/15/2033	100,187	113,654
6.00% due 05/15/2033	133,044	151,006
6.00% due 12/15/2033	43,528	50,127
6.00% due 08/15/2034	8,567	9,853
6.00% due 09/15/2034	113,589	128,574
6.00% due 10/15/2034	100,453	115,278
6.00% due 05/15/2036	52,217	59,651
6.00% due 06/15/2036	433,362	497,890
6.00% due 07/15/2036	5,559,989	6,372,963
6.00% due 08/15/2036	201,059	231,066
6.00% due 12/15/2036	435,267	500,087
6.00% due 02/15/2037	130,406	146,015
6.00% due 04/15/2037	324,553	363,272
6.00% due 08/15/2037	156,761	175,552
6.00% due 01/15/2038	665,742	745,833
6.00% due 03/15/2038	298,585	334,285
6.00% due 07/15/2038	469,713	527,020
6.00% due 08/15/2038	757,604	847,505
6.00% due 09/15/2038	1,483,620	1,663,989
6.00% due 10/15/2038	1,912,208	2,150,763
6.00% due 11/15/2038	1,596,614	1,789,479
6.00% due 12/15/2038	647,676	724,006
6.00% due 01/15/2039	479,548	540,305
6.00% due 02/15/2039	306,616	342,727
6.00% due 04/15/2039	289,714	325,999
6.00% due 12/15/2039	398,440	446,594
6.00% due 03/15/2040	350,983	392,887
6.00% due 04/15/2040	171,256	191,657
6.00% due 06/15/2041	555,269	619,202
6.00% due 09/15/2041	344,055	384,574
6.50% due 05/15/2014	951	952
6.50% due 06/15/2014	53	53
6.50% due 07/15/2014	39	39
6.50% due 08/15/2014	20	20
6.50% due 05/15/2023	7,156	8,065
6.50% due 06/15/2023	7,224	8,141
6.50% due 07/15/2023	45,534	51,334
6.50% due 08/15/2023	2,501	2,819
6.50% due 10/15/2023	23,875	26,911
6.50% due 11/15/2023	29,715	33,492
6.50% due 12/15/2023	90,776	102,297
6.50% due 03/15/2026	9,645	10,874
6.50% due 02/15/2027	2,773	3,186
6.50% due 12/15/2027	2,945	3,319
6.50% due 01/15/2028	25,626	28,889
6.50% due 02/15/2028	12,513	14,110
6.50% due 03/15/2028	54,336	61,511
6.50% due 04/15/2028	24,753	28,033
6.50% due 05/15/2028	70,248	79,218
6.50% due 06/15/2028	134,272	151,618
6.50% due 07/15/2028	127,903	144,247
6.50% due 08/15/2028	64,321	72,957
6.50% due 09/15/2028	104,875	118,282
6.50% due 10/15/2028	127,447	143,951
6.50% due 11/15/2028	97,718	110,731
6.50% due 12/15/2028	104,375	118,025
6.50% due 01/15/2029	2,853	3,217
6.50% due 02/15/2029	27,722	31,261
6.50% due 03/15/2029	28,647	32,287
6.50% due 04/15/2029	19,392	21,861
6.50% due 05/15/2029	98,453	110,932
6.50% due 06/15/2029	26,761	30,163
6.50% due 03/15/2031	5,909	6,666
6.50% due 04/15/2031	1,399	1,614
6.50% due 05/15/2031	121,278	136,881
6.50% due 06/15/2031	67,637	76,286
6.50% due 07/15/2031	184,254	207,766
6.50% due 08/15/2031	35,019	39,499
6.50% due 09/15/2031	146,030	164,651
6.50% due 10/15/2031	111,088	127,520
6.50% due 11/15/2031	46,558	52,494
6.50% due 01/15/2032	233,326	263,149
6.50% due 02/15/2032	78,237	88,224
6.50% due 03/15/2032	1,890	2,131
6.50% due 04/15/2032	47,774	53,883
6.50% due 05/15/2032	193,994	219,356
7.00% due 11/15/2031	55,940	65,068
7.00% due 03/15/2032	34,379	40,215
7.00% due 01/15/2033	44,942	52,428
7.00% due 05/15/2033	122,619	144,431
7.00% due 07/15/2033	95,779	112,453
7.00% due 11/15/2033	121,548	143,479
8.00% due 10/15/2029	448	454
8.00% due 11/15/2029	8,914	9,279
8.00% due 12/15/2029	7,345	7,695
8.00% due 01/15/2030	19,833	21,523
8.00% due 03/15/2030	139	141
8.00% due 04/15/2030	34,952	36,397
8.00% due 06/15/2030	1,729	1,806
8.00% due 08/15/2030	8,033	8,853
8.00% due 09/15/2030	24,318	25,339
8.00% due 11/15/2030	3,958	4,549
8.00% due 12/15/2030	5,006	5,530
8.00% due 02/15/2031	41,230	46,014
8.00% due 03/15/2031	12,681	12,952
10.00% due 04/20/2016	1,555	1,576
10.00% due 05/20/2016	1,413	1,479
10.00% due 08/20/2016	839	897
10.00% due 01/20/2017	2,216	2,341
10.00% due 02/20/2017	2,018	2,028
10.00% due 03/20/2017	2,530	2,610
13.50% due 09/20/2014	71	71
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	128,388	145,624
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	575,511	661,336
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	213,716	247,646

		122,567,580

Sovereign Agency - 0.2%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,141,985

Tennessee Valley Authority - 0.5%

4.63% due 09/15/2060	7,400,000	7,238,413

Total U.S. Government Agencies
(cost $490,926,613)		493,496,898

U.S. GOVERNMENT TREASURIES - 37.5%
United States Treasury Bonds - 3.4%

2.88% due 05/15/2043	45,130,000	39,390,006
3.13% due 02/15/2043	5,670,300	5,218,445

		44,608,451

United States Treasury Notes - 34.1%

0.13% due 04/30/2015	27,900,000	27,894,560
0.25% due 09/30/2015	62,500,000	62,524,437
0.25% due 11/30/2015	73,000,000	72,948,681
0.38% due 06/30/2015	22,500,000	22,558,883
0.63% due 05/31/2017	16,000,000	15,815,008
0.63% due 08/31/2017	4,000,000	3,932,188
0.75% due 03/31/2018	2,800,000	2,730,655
1.00% due 03/31/2017	20,000,000	20,050,000
1.00% due 05/31/2018	9,800,000	9,620,846
1.25% due 10/31/2015	21,000,000	21,324,849
1.25% due 11/30/2018	6,800,000	6,681,000
1.38% due 07/31/2018	18,200,000	18,091,928
1.38% due 09/30/2018	23,200,000	22,991,571
1.75% due 05/31/2016	20,000,000	20,531,240
2.13% due 12/31/2015(5)	60,500,000	62,381,187
2.75% due 11/15/2023	10,550,000	10,597,802
2.75% due 02/15/2024	37,425,000	37,506,886
3.13% due 04/30/2017	4,500,000	4,796,015

		442,977,736

Total U.S. Government Treasuries
(cost $485,082,652)		487,586,187

Total Long-Term Investment Securities
(cost $1,243,051,965)		1,267,999,024

REPURCHASE AGREEMENTS - 28.3%

Bank of America Securities LLC Joint Repurchase Agreement(3)	78,155,000	78,155,000
Barclays Capital PLC Joint Repurchase Agreement(3)	90,890,000	90,890,000
BNP Paribas SA Joint Repurchase Agreement(3)	60,585,000	60,585,000
Deutsche Bank AG Joint Repurchase Agreement(3)	60,585,000	60,585,000
UBS Securities LLC Joint Repurchase Agreement(3)	78,125,000	78,125,000

Total Repurchase Agreements
(cost $368,340,000)		368,340,000

TOTAL INVESTMENTS
(cost $1,611,391,965)(4)	125.7%	1,636,339,024
Liabilities in excess of other assets	(25.7)	(334,862,440)

NET ASSETS	100.0%	$1,301,476,584

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $48,719,720 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS -	Variable Rate Security

The rates shown on VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
170	Short	U.S. Treasury 10 Year Note	June 2014	$20,938,063	$20,995,000	$(56,937)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$44,033,953	$—	$44,033,953
U.S. Corporate Bonds & Notes:
Transport-Services	—	6,550,520	3,039,838	9,590,358
Other Industries*	—	140,712,663	—	140,712,663
Foreign Corporate Bonds & Notes	—	53,917,921	—	53,917,921
Foreign Government Obligations	—	6,586,515	—	6,586,515
Municipal Bonds & Notes	—	32,074,529	—	32,074,529
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	111,770,213	—	111,770,213
Federal National Mtg. Assoc.	—	249,778,707	—	249,778,707
Government National Mtg. Assoc.	—	122,567,580	—	122,567,580
Other Government Agencies	—	9,380,398	—	9,380,398
U.S. Government Treasuries:
United States Treasury Bonds	—	44,608,451	—	44,608,451
United States Treasury Notes	—	442,977,736	—	442,977,736
Repurchase Agreements	—	368,340,000	—	368,340,000

Total	$—	$1,633,299,186	$3,039,838	$1,636,339,024

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$56,937	$—	$—	$56,937

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 64.0%
Advertising Agencies - 0.0%

Omnicom Group, Inc.	97	$7,042

Advertising Services - 0.3%

Aimia, Inc.	36,400	585,105

Aerospace/Defense - 1.0%

Boeing Co.	4,883	612,768
Lockheed Martin Corp.	4,148	677,119
Northrop Grumman Corp.	1,864	229,980
Raytheon Co.	6,148	607,361
Teledyne Technologies, Inc.†	2,200	214,126

		2,341,354

Aerospace/Defense-Equipment - 0.0%

Astronics Corp.†	31	1,966
GenCorp, Inc.†	91	1,662
HEICO Corp.	102	6,136
United Technologies Corp.	189	22,083

		31,847

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	144,708	396,500
Monsanto Co.	123	13,994
Rentech, Inc.†	727	1,381

		411,875

Agricultural Operations - 0.0%

Tejon Ranch Co.†	43	1,455

Airlines - 0.3%

Alaska Air Group, Inc.	5,485	511,805
Allegiant Travel Co.	20	2,239
Cathay Pacific Airways, Ltd. ADR	7,968	73,465
Delta Air Lines, Inc.	162	5,613
Spirit Airlines, Inc.†	85	5,049
United Continental Holdings, Inc.†	129	5,757

		603,928

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	101	2,205
Darling International, Inc.†	2,393	47,908

		50,113

Apparel Manufacturers - 0.3%

G-III Apparel Group, Ltd.†	20	1,432
Michael Kors Holdings, Ltd.†	64	5,969
Oxford Industries, Inc.	21	1,642
Quiksilver, Inc.†	187	1,404
Ralph Lauren Corp.	478	76,925
VF Corp.	11,252	696,274

		783,646

Appliances - 0.0%

iRobot Corp.†	50	2,053

Applications Software - 0.7%

Actuate Corp.†	7,461	44,915
Callidus Software, Inc.†	89	1,114
Citrix Systems, Inc.†	88	5,054
Dealertrack Technologies, Inc.†	58	2,853
Demandware, Inc.†	29	1,858
Imperva, Inc.†	34	1,894
Infoblox, Inc.†	82	1,645
Intuit, Inc.	102	7,928
Microsoft Corp.	38,143	1,563,482
PDF Solutions, Inc.†	61	1,108
PTC, Inc.†	165	5,846
RealPage, Inc.†	80	1,453
Red Hat, Inc.†	83	4,397
Salesforce.com, Inc.†	162	9,249
Tangoe, Inc.†	67	1,245
Verint Systems, Inc.†	75	3,520

		1,657,561

Athletic Footwear - 0.3%

NIKE, Inc., Class B	9,133	674,563

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	12,400	299,212
Sotheby’s	96	4,181

		303,393

Audio/Video Products - 0.0%

DTS, Inc.†	74	1,462
TiVo, Inc.†	124	1,641

		3,103

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	44	2,503

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	383	5,975
Nissan Motor Co., Ltd. ADR	32,642	583,313
Tesla Motors, Inc.†	25	5,211

		594,499

Auto-Heavy Duty Trucks - 0.5%

New Flyer Industries, Inc.	22,607	232,103
PACCAR, Inc.	14,435	973,496

		1,205,599

Auto/Truck Parts & Equipment-Original - 0.7%

American Axle & Manufacturing Holdings, Inc.†	85	1,574
Autoliv, Inc.	8,943	897,430
BorgWarner, Inc.	130	7,991
Delphi Automotive PLC	124	8,415
Gentherm, Inc.†	66	2,292
Johnson Controls, Inc.	13,289	628,835
Tenneco, Inc.†	87	5,052
Titan International, Inc.	86	1,633

		1,553,222

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†	36	2,126
Douglas Dynamics, Inc.	111	1,934

		4,060

B2B/E-Commerce - 0.0%

SPS Commerce, Inc.†	32	1,966

Banks-Commercial - 1.5%

Australia & New Zealand Banking Group, Ltd. ADR	4,312	131,732
Bank of Nova Scotia	8,242	478,201
Bank of the Ozarks, Inc.	30	2,042
Cass Information Systems, Inc.	28	1,444
City Holding Co.	2,200	98,692
City National Corp.	2,685	211,363
Community Trust Bancorp, Inc.	3,612	149,826
Cullen/Frost Bankers, Inc.	4,885	378,734

East West Bancorp, Inc.	6,315	230,497
First Financial Bancorp	6,199	111,458
First Financial Bankshares, Inc.	29	1,792
FirstMerit Corp.	10,704	222,964
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	14,582	179,213
M&T Bank Corp.	3,718	450,993
PacWest Bancorp	4,504	193,717
SVB Financial Group†	2,350	302,633
Umpqua Holdings Corp.	10,609	197,752
Washington Trust Bancorp, Inc.	5,250	196,717

		3,539,770

Banks-Fiduciary - 0.1%

State Street Corp.	3,325	231,254

Banks-Super Regional - 1.7%

PNC Financial Services Group, Inc.	13,024	1,133,088
US Bancorp	28,127	1,205,523
Wells Fargo & Co.	35,011	1,741,447

		4,080,058

Batteries/Battery Systems - 0.0%

Energizer Holdings, Inc.	800	80,592

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	17,854	690,236
Coca-Cola Enterprises, Inc.	128	6,113
Coca-Cola HBC AG ADR	1,809	44,990
Dr Pepper Snapple Group, Inc.	2,400	130,704
Monster Beverage Corp.†	61	4,236
PepsiCo, Inc.	2,459	205,327

		1,081,606

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,593	232,566
Constellation Brands, Inc., Class A†	63	5,353

		237,919

Brewery - 0.2%

AMBEV SA ADR	58,185	431,151
Boston Beer Co., Inc., Class A†	12	2,937

		434,088

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	83	6,864
Nexstar Broadcasting Group, Inc., Class A	49	1,839

		8,703

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	43	2,331
Louisiana-Pacific Corp.†	161	2,716
Nortek, Inc.†	18	1,480
Simpson Manufacturing Co., Inc.	2,079	73,451
Trex Co., Inc.†	31	2,268
USG Corp.†	127	4,155

		86,401

Building & Construction-Misc. - 0.0%

MasTec, Inc.†	90	3,910

Building Products-Air & Heating - 0.0%

AAON, Inc.	57	1,589
Comfort Systems USA, Inc.	56	853
Lennox International, Inc.	64	5,818

		8,260

Building Products-Cement - 0.0%

Headwaters, Inc.†	176	2,325
Texas Industries, Inc.†	34	3,047

		5,372

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	5,068	168,410

Building Products-Wood - 0.0%

Masco Corp.	255	5,664

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	3,100	123,783

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	23	1,805
Winnebago Industries, Inc.†	62	1,698

		3,503

Building-Residential/Commercial - 0.0%

KB Home	154	2,617
Meritage Homes Corp.†	55	2,303
Ryland Group, Inc.	75	2,995

		7,915

Cable/Satellite TV - 0.0%

Comcast Corp., Class A	553	27,661
DIRECTV†	132	10,087
DISH Network Corp., Class A†	86	5,350
Liberty Global PLC, Class A†	94	3,910
Liberty Global PLC, Class C†	94	3,827
Time Warner Cable, Inc.	75	10,289

		61,124

Casino Hotels - 0.0%

Boyd Gaming Corp.†	149	1,967
Caesars Entertainment Corp.†	65	1,236
Las Vegas Sands Corp.	108	8,724
Wynn Resorts, Ltd.	29	6,442

		18,369

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	52	1,510
Scientific Games Corp., Class A†	96	1,318

		2,828

Cellular Telecom - 0.2%

China Mobile, Ltd. ADR	4,575	208,574
Comverse, Inc.†	43	1,487
Vodafone Group PLC ADR	3,521	129,608

		339,669

Chemicals-Diversified - 1.2%

Akzo Nobel NV ADR	26,300	717,201
Axiall Corp.	2,575	115,669

Celanese Corp., Series A	94	5,218
Chemtura Corp.†	152	3,844
E.I. du Pont de Nemours & Co.	10,080	676,368
FMC Corp.	3,275	250,734
Huntsman Corp.	7,973	194,701
Innophos Holdings, Inc.	39	2,211
Innospec, Inc.	40	1,809
Israel Chemicals, Ltd. ADR	41,900	368,301
LyondellBasell Industries NV, Class A	106	9,428
Olin Corp.	81	2,236
PPG Industries, Inc.	1,393	269,490
Rockwood Holdings, Inc.	2,314	172,162

		2,789,372

Chemicals-Other - 0.0%

American Vanguard Corp.	66	1,429

Chemicals-Plastics - 0.0%

PolyOne Corp.	144	5,279

Chemicals-Specialty - 0.6%

Balchem Corp.	45	2,345
Cabot Corp.	11,827	698,503
Eastman Chemical Co.	71	6,121
Ecolab, Inc.	75	8,099
Ferro Corp.†	127	1,735
H.B. Fuller Co.	3,372	162,800
Hawkins, Inc.	49	1,800
International Flavors & Fragrances, Inc.	3,080	294,664
OMNOVA Solutions, Inc.†	191	1,982
Sigma-Aldrich Corp.	2,420	225,980

		1,404,029

Coal - 0.1%

Alliance Resource Partners LP	2,035	171,225

Coatings/Paint - 0.2%

RPM International, Inc.	4,134	172,967
Sherwin-Williams Co.	31	6,111
Valspar Corp.	5,200	375,024

		554,102

Coffee - 0.0%

Keurig Green Mountain, Inc.	50	5,280

Commercial Services - 0.0%

CoStar Group, Inc.†	40	7,470
ExlService Holdings, Inc.†	66	2,040
Healthcare Services Group, Inc.	93	2,702
HMS Holdings Corp.†	137	2,610
ServiceSource International, Inc.†	147	1,241
Team, Inc.†	42	1,800
Weight Watchers International, Inc.	3,700	75,998

		93,861

Commercial Services-Finance - 0.0%

Alliance Data Systems Corp.†	20	5,449
Automatic Data Processing, Inc.	125	9,658
Cardtronics, Inc.†	67	2,603
Euronet Worldwide, Inc.†	77	3,202
EVERTEC, Inc.	52	1,284
Heartland Payment Systems, Inc.	57	2,363
MasterCard, Inc., Class A	257	19,198
McGraw Hill Financial, Inc.	54	4,120
Moody’s Corp.	76	6,028
Western Union Co.	310	5,072
WEX, Inc.†	54	5,133

		64,110

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	123	5,210
Autodesk, Inc.†	3,439	169,130

		174,340

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	65	1,959

Computer Services - 0.6%

Accenture PLC, Class A	154	12,277
Cognizant Technology Solutions Corp., Class A†	170	8,604
EPAM Systems, Inc.†	30	987
FleetMatics Group PLC†	29	970
iGATE Corp.†	60	1,893
Indra Sistemas SA ADR	46,000	458,620
International Business Machines Corp.	2,923	562,648
j2 Global, Inc.	4,407	220,570
LivePerson, Inc.†	118	1,424
Manhattan Associates, Inc.†	103	3,608
Syntel, Inc.†	17	1,528
Virtusa Corp.†	46	1,542

		1,274,671

Computer Software - 0.0%

Blackbaud, Inc.	72	2,253
Cornerstone OnDemand, Inc.†	62	2,968
Envestnet, Inc.†	40	1,607
SS&C Technologies Holdings, Inc.†	83	3,322

		10,150

Computers - 1.0%

Apple, Inc.	4,327	2,322,474
Silicon Graphics International Corp.†	93	1,142

		2,323,616

Computers-Integrated Systems - 0.1%

Cray, Inc.†	40	1,493
MTS Systems Corp.	1,855	127,049
Netscout Systems, Inc.†	57	2,142
Teradata Corp.†	2,281	112,202

		242,886

Computers-Memory Devices - 0.4%

EMC Corp.	33,923	929,829
Fusion-io, Inc.†	106	1,115
NetApp, Inc.	163	6,015

		936,959

Computers-Periphery Equipment - 0.0%

Electronics For Imaging, Inc.†	41	1,776
Synaptics, Inc.†	49	2,941

		4,717

Consulting Services - 0.0%

Accretive Health, Inc.†	134	1,072

Advisory Board Co.†	49	3,148
Corporate Executive Board Co.	48	3,563
Forrester Research, Inc.	36	1,291
Genpact, Ltd.†	192	3,345
MAXIMUS, Inc.	89	3,992

		16,411

Consumer Products-Misc. - 0.6%

Jarden Corp.†	73	4,368
Kimberly-Clark Corp.	1,951	215,098
Kimberly-Clark de Mexico SAB de CV ADR	6,560	88,494
Spectrum Brands Holdings, Inc.	29	2,311
Tumi Holdings, Inc.†	6,174	139,718
Tupperware Brands Corp.	7,567	633,812
WD-40 Co.	2,634	204,319

		1,288,120

Containers-Paper/Plastic - 0.1%

Berry Plastics Group, Inc.†	94	2,176
Graphic Packaging Holding Co.†	293	2,977
Packaging Corp. of America	2,223	156,432

		161,585

Cosmetics & Toiletries - 0.2%

Colgate-Palmolive Co.	214	13,882
Elizabeth Arden, Inc.†	46	1,357
Estee Lauder Cos., Inc., Class A	76	5,083
Procter & Gamble Co.	4,771	384,543

		404,865

Cruise Lines - 0.1%

Carnival Corp.	3,300	124,938

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	63	4,092
Fair Isaac Corp.	6,369	352,333
Fidelity National Information Services, Inc.	7,493	400,501
Fiserv, Inc.†	105	5,952
Pegasystems, Inc.	28	989

		763,867

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	25	1,813

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	105	5,438

Diagnostic Equipment - 0.0%

Cepheid, Inc.†	97	5,003
GenMark Diagnostics, Inc.†	100	994

		5,997

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	90	1,961
Quidel Corp.†	55	1,502

		3,463

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	3,889	267,758

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	21	1,257

Distribution/Wholesale - 0.5%

Arrow Electronics, Inc.†	8,100	480,816
Beacon Roofing Supply, Inc.†	76	2,938
Fastenal Co.	113	5,573
Genuine Parts Co.	5,936	515,542
MWI Veterinary Supply, Inc.†	18	2,801
Pool Corp.	3,977	243,870
Rentrak Corp.†	19	1,145
Watsco, Inc.	26	2,598

		1,255,283

Diversified Banking Institutions - 1.3%

BNP Paribas SA ADR	14,300	553,696
Goldman Sachs Group, Inc.	1,310	214,643
HSBC Holdings PLC ADR	10,800	548,964
JPMorgan Chase & Co.	28,229	1,713,783

		3,031,086

Diversified Manufacturing Operations - 1.5%

3M Co.	2,040	276,746
AZZ, Inc.	46	2,055
Blount International, Inc.†	127	1,511
Crane Co.	5,655	402,353
EnPro Industries, Inc.†	19	1,381
Federal Signal Corp.†	118	1,758
General Electric Co.	19,749	511,302
Ingersoll-Rand PLC	91	5,209
Koppers Holdings, Inc.	43	1,773
Orkla ASA ADR	86,400	738,720
Parker Hannifin Corp.	4,760	569,820
Raven Industries, Inc.	56	1,834
Siemens AG ADR	4,500	608,175
Vesuvius PLC	34,400	250,377

		3,373,014

Diversified Minerals - 0.1%

BHP Billiton, Ltd. ADR	4,695	318,180
US Silica Holdings, Inc.	40	1,527

		319,707

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	22	1,968

Drug Delivery Systems - 0.0%

Antares Pharma, Inc.†	260	910
Depomed, Inc.†	130	1,885
Nektar Therapeutics†	153	1,854

		4,649

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	1,234	415,266
Blue Nile, Inc.†	31	1,079
eBay, Inc.†	6,204	342,709
Shutterfly, Inc.†	60	2,561
Stamps.com, Inc.†	31	1,040

		762,655

E-Commerce/Services - 0.2%

Move, Inc.†	107	1,237
Netflix, Inc.†	14	4,928
OpenTable, Inc.†	4,135	318,105

Priceline Group, Inc.†	12	14,303
Zillow, Inc., Class A†	36	3,172

		341,745

E-Marketing/Info - 0.0%

comScore, Inc.†	72	2,361
Constant Contact, Inc.†	60	1,468
Conversant, Inc.†	107	3,012
Liquidity Services, Inc.†	47	1,224

		8,065

E-Services/Consulting - 0.0%

Sapient Corp.†	161	2,747

Electric Products-Misc. - 0.1%

AMETEK, Inc.	123	6,333
Emerson Electric Co.	3,505	234,134
Littelfuse, Inc.	26	2,435

		242,902

Electric-Generation - 0.2%

APR Energy PLC ADR	24,700	343,093

Electric-Integrated - 1.5%

Alliant Energy Corp.	3,104	176,338
Duke Energy Corp.	2,471	175,985
Edison International	3,950	223,609
Great Plains Energy, Inc.	2,103	56,865
NextEra Energy, Inc.	6,280	600,494
Northeast Utilities	17,090	777,595
Pepco Holdings, Inc.	4,242	86,876
PNM Resources, Inc.	5,105	137,988
Wisconsin Energy Corp.	15,815	736,188
Xcel Energy, Inc.	17,396	528,143

		3,500,081

Electronic Components-Misc. - 0.5%

Garmin, Ltd.	14,161	782,537
InvenSense, Inc.†	101	2,391
Methode Electronics, Inc.	37	1,134
OSI Systems, Inc.†	30	1,796
TE Connectivity, Ltd.	7,500	451,575

		1,239,433

Electronic Components-Semiconductors - 1.0%

Altera Corp.	5,211	188,847
Applied Micro Circuits Corp.†	156	1,544
Avago Technologies, Ltd.	3,401	219,058
Cavium, Inc.†	76	3,324
Diodes, Inc.†	56	1,463
GT Advanced Technologies, Inc.†	188	3,205
Intel Corp.	12,910	333,207
Microchip Technology, Inc.	33,365	1,593,512
Microsemi Corp.†	102	2,553
Monolithic Power Systems, Inc.†	56	2,171
Rambus, Inc.†	208	2,236
Semtech Corp.†	102	2,585
Silicon Image, Inc.†	292	2,015
SunEdison, Inc.†	388	7,310
Texas Instruments, Inc.	294	13,862
Xilinx, Inc.	132	7,164

		2,384,056

Electronic Connectors - 0.0%

Amphenol Corp., Class A	70	6,415

Electronic Forms - 0.3%

Adobe Systems, Inc.†	9,638	633,602

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	33	1,818
FARO Technologies, Inc.†	30	1,590
FLIR Systems, Inc.	2,225	80,100
Measurement Specialties, Inc.†	31	2,103
Trimble Navigation, Ltd.†	5,425	210,870

		296,481

Electronic Security Devices - 0.0%

Taser International, Inc.†	98	1,792

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	151	1,350
Solazyme, Inc.†	108	1,254

		2,604

Engineering/R&D Services - 0.2%

Exponent, Inc.	25	1,877
Jacobs Engineering Group, Inc.†	7,415	470,852

		472,729

Engines-Internal Combustion - 0.0%

Cummins, Inc.	56	8,343

Enterprise Software/Service - 0.5%

Advent Software, Inc.	48	1,409
American Software, Inc., Class A	223	2,268
E2open, Inc.†	48	1,131
Guidewire Software, Inc.†	68	3,335
Informatica Corp.†	2,827	106,804
MedAssets, Inc.†	104	2,570
MicroStrategy, Inc., Class A†	14	1,616
Omnicell, Inc.†	4,205	120,347
Oracle Corp.	15,559	636,519
Proofpoint, Inc.†	37	1,372
PROS Holdings, Inc.†	42	1,324
Qlik Technologies, Inc.†	129	3,430
SciQuest, Inc.†	52	1,405
Tyler Technologies, Inc.†	2,130	178,238
Ultimate Software Group, Inc.†	37	5,069

		1,066,837

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	129	2,829

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	40	2,280

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	61	3,499
Donaldson Co., Inc.	140	5,936
Pall Corp.	72	6,442
Polypore International, Inc.†	73	2,497

		18,374

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	36	1,645

Portfolio Recovery Associates, Inc.†	72	4,166
World Acceptance Corp.†	15	1,126

		6,937

Finance-Credit Card - 0.4%

American Express Co.	221	19,897
Discover Financial Services	13,921	810,063
Visa, Inc., Class A	112	24,176

		854,136

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	19,582	535,176
Evercore Partners, Inc., Class A	52	2,873
FXCM, Inc., Class A	78	1,152
Greenhill & Co., Inc.	52	2,703

		541,904

Finance-Leasing Companies - 0.1%

Fly Leasing, Ltd. ADR	6,665	99,975

Finance-Mortgage Loan/Banker - 0.0%

Ellie Mae, Inc.†	49	1,413

Finance-Other Services - 0.3%

BGC Partners, Inc., Class A	317	2,073
Deutsche Boerse AG ADR	95,300	756,682
MarketAxess Holdings, Inc.	55	3,257
Outerwall, Inc.†	39	2,828
WageWorks, Inc.†	35	1,964

		766,804

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	321	2,735
Radian Group, Inc.	101	1,518

		4,253

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	117	1,711
Sturm Ruger & Co., Inc.	29	1,734

		3,445

Fisheries - 0.2%

Marine Harvest ASA ADR	29,800	341,210

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	32	2,304

Food-Misc./Diversified - 0.7%

Annie’s, Inc.†	30	1,206
B&G Foods, Inc.	4,430	133,387
Boulder Brands, Inc.†	125	2,203
ConAgra Foods, Inc.	177	5,492
General Mills, Inc.	5,598	290,088
Hain Celestial Group, Inc.†	53	4,848
J&J Snack Foods Corp.	22	2,111
Kraft Foods Group, Inc.	9,565	536,596
Lancaster Colony Corp.	18	1,790
McCormick & Co., Inc.	2,350	168,589
Unilever NV	13,000	534,560

		1,680,870

Food-Retail - 0.9%

Dairy Farm International Holdings, Ltd. ADR	3,804	184,798
Kroger Co.	30,092	1,313,516
SUPERVALU, Inc.†	280	1,915
Tesco PLC ADR	33,000	492,690
Whole Foods Market, Inc.	107	5,426

		1,998,345

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	49	1,743
United Natural Foods, Inc.†	69	4,894

		6,637

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	127	1,981
Iconix Brand Group, Inc.†	37	1,453
Steven Madden, Ltd.†	84	3,022
Wolverine World Wide, Inc.	138	3,940

		10,396

Forestry - 0.0%

Deltic Timber Corp.	24	1,566

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	35,900	282,533
Pinnacle Entertainment, Inc.†	97	2,299

		284,832

Gas-Distribution - 0.7%

ONE Gas, Inc.†	4,465	160,427
Sempra Energy	13,260	1,283,038
Vectren Corp.	2,458	96,821

		1,540,286

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	33	1,225

Health Care Cost Containment - 0.0%

ExamWorks Group, Inc.†	62	2,171

Heart Monitors - 0.0%

HeartWare International, Inc.†	25	2,345

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	6,155	184,034

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	49	1,247
Select Comfort Corp.†	90	1,627

		2,874

Hotels/Motels - 0.0%

Red Lion Hotels Corp.†	8,360	48,739
Wyndham Worldwide Corp.	72	5,272

		54,011

Housewares - 0.0%

Libbey, Inc.†	59	1,534

Human Resources - 0.4%

Adecco SA ADR	14,300	595,738
AMN Healthcare Services, Inc.†	100	1,374
Barrett Business Services, Inc.	17	1,013

Insperity, Inc.	44	1,363
Kforce, Inc.	78	1,663
On Assignment, Inc.†	78	3,010
Robert Half International, Inc.	3,175	133,191
Team Health Holdings, Inc.†	97	4,341
TrueBlue, Inc.†	6,347	185,713

		927,406

Industrial Automated/Robotic - 0.0%

Cognex Corp.†	119	4,029
Rockwell Automation, Inc.	63	7,847

		11,876

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,867	222,248
Praxair, Inc.	72	9,430

		231,678

Instruments-Controls - 0.2%

Honeywell International, Inc.	4,141	384,119
Woodward, Inc.	98	4,070

		388,189

Instruments-Scientific - 0.3%

FEI Co.	1,561	160,814
Fluidigm Corp.†	44	1,939
Thermo Fisher Scientific, Inc.	2,622	315,270
Waters Corp.†	2,698	292,490

		770,513

Insurance Brokers - 0.3%

Aon PLC	80	6,742
eHealth, Inc.†	35	1,778
Willis Group Holdings PLC	13,100	578,103

		586,623

Insurance-Life/Health - 0.1%

Protective Life Corp.	3,518	185,012
Prudential Financial, Inc.	87	7,364
StanCorp Financial Group, Inc.	1,050	70,140

		262,516

Insurance-Multi-line - 1.6%

ACE, Ltd.	16,716	1,655,887
Allstate Corp.	9,733	550,693
MetLife, Inc.	24,926	1,316,093
XL Group PLC	7,588	237,125

		3,759,798

Insurance-Property/Casualty - 1.5%

AmTrust Financial Services, Inc.	38	1,429
Catlin Group, Ltd. ADR	37,100	662,235
Chubb Corp.	3,688	329,338
Employers Holdings, Inc.	63	1,275
Fidelity National Financial, Inc., Class A	47,293	1,486,892
HCC Insurance Holdings, Inc.	16,665	758,091
Markel Corp.†	442	263,476
OneBeacon Insurance Group, Ltd., Class A	4,246	65,643

		3,568,379

Insurance-Reinsurance - 0.5%

PartnerRe, Ltd.	1,942	200,997
Swiss Re AG ADR	8,960	830,682
Validus Holdings, Ltd.	5,302	199,938

		1,231,617

Internet Application Software - 0.0%

VirnetX Holding Corp.†	83	1,177

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc.	75	2,665

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	385	23,192

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	153	1,141
HealthStream, Inc.†	46	1,228
LinkedIn Corp., Class A†	28	5,178
WebMD Health Corp.†	46	1,905
XO Group, Inc.†	116	1,176
Yelp, Inc.†	49	3,770

		14,398

Internet Security - 0.0%

Symantec Corp.	200	3,994
VeriSign, Inc.†	71	3,828
Zix Corp.†	343	1,420

		9,242

Internet Telephone - 0.0%

BroadSoft, Inc.†	51	1,363

Investment Companies - 0.1%

Ares Capital Corp.	16,652	293,408

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	30	6,001
Ameriprise Financial, Inc.	1,725	189,871
BlackRock, Inc.	3,439	1,081,497
Cohen & Steers, Inc.	37	1,474
Eaton Vance Corp.	152	5,800
Financial Engines, Inc.	74	3,758
Franklin Resources, Inc.	11,078	600,206
GAMCO Investors, Inc., Class A	19	1,475
T. Rowe Price Group, Inc.	2,908	239,474
Virtus Investment Partners, Inc.†	11	1,905
Westwood Holdings Group, Inc.	36	2,257
WisdomTree Investments, Inc.†	164	2,152

		2,135,870

Lasers-System/Components - 0.0%

Coherent, Inc.†	30	1,961

Leisure Products - 0.0%

Brunswick Corp.	128	5,797

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	61	8,087
Universal Display Corp.†	65	2,074

		10,161

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	6,567	472,890

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,350	134,149
Hyster-Yale Materials Handling, Inc.	14	1,365

		135,514

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	62	2,636

Machinery-Farming - 1.0%

AG Growth International, Inc.	13,400	569,977
AGCO Corp.	5,234	288,708
Deere & Co.	16,250	1,475,500
Lindsay Corp.	19	1,675

		2,335,860

Machinery-General Industrial - 0.2%

Altra Industrial Motion Corp.	57	2,035
Applied Industrial Technologies, Inc.	2,816	135,844
Chart Industries, Inc.†	44	3,500
DXP Enterprises, Inc.†	16	1,519
IDEX Corp.	2,771	201,978
Middleby Corp.†	24	6,341
Tennant Co.	25	1,641
Wabtec Corp.	90	6,975

		359,833

Machinery-Pumps - 0.0%

Flowserve Corp.	78	6,110
Gorman-Rupp Co.	40	1,272

		7,382

Medical Information Systems - 0.1%

athenahealth, Inc.†	51	8,172
Cerner Corp.†	101	5,681
Computer Programs & Systems, Inc.	2,854	184,369
Medidata Solutions, Inc.†	75	4,076
Quality Systems, Inc.	74	1,249

		203,547

Medical Instruments - 0.5%

Abaxis, Inc.†	43	1,672
ArthroCare Corp.†	42	2,024
AtriCure, Inc.†	54	1,016
Cardiovascular Systems, Inc.†	60	1,907
DexCom, Inc.†	104	4,301
Edwards Lifesciences Corp.†	4,205	311,885
Endologix, Inc.†	127	1,635
Genomic Health, Inc.†	28	738
Intuitive Surgical, Inc.†	14	6,132
Medtronic, Inc.	10,597	652,139
Natus Medical, Inc.†	43	1,109
Spectranetics Corp.†	75	2,273
St Jude Medical, Inc.	96	6,277
SurModics, Inc.†	66	1,492
Techne Corp.	1,733	147,946
Thoratec Corp.†	84	3,008
Vascular Solutions, Inc.†	74	1,938
Volcano Corp.†	97	1,912

		1,149,404

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	48	1,329
Covance, Inc.†	1,500	155,850

		157,179

Medical Products - 1.2%

ABIOMED, Inc.†	68	1,771
Accuray, Inc.†	167	1,603
Baxter International, Inc.	142	10,448
Becton Dickinson and Co.	5,636	659,863
Cantel Medical Corp.	57	1,922
Cerus Corp.†	206	989
Covidien PLC	7,600	559,816
Cyberonics, Inc.†	40	2,610
Globus Medical, Inc., Class A†	88	2,340
Haemonetics Corp.†	72	2,346
Hanger, Inc.†	30	1,010
Luminex Corp.†	126	2,282
MiMedx Group, Inc.†	144	883
NxStage Medical, Inc.†	128	1,631
Sonova Holding AG ADR	19,000	555,180
Teleflex, Inc.	6,354	681,403
Varian Medical Systems, Inc.†	2,260	189,817
West Pharmaceutical Services, Inc.	92	4,053

		2,679,967

Medical Sterilization Products - 0.1%

STERIS Corp.	3,207	153,134

Medical-Biomedical/Gene - 0.3%

Acorda Therapeutics, Inc.†	61	2,313
Aegerion Pharmaceuticals, Inc.†	43	1,983
Alexion Pharmaceuticals, Inc.†	55	8,367
Alnylam Pharmaceuticals, Inc.†	79	5,304
AMAG Pharmaceuticals, Inc.†	36	697
Amgen, Inc.	174	21,461
Arena Pharmaceuticals, Inc.†	291	1,833
Biogen Idec, Inc.†	56	17,129
Celgene Corp.†	99	13,820
Cell Therapeutics, Inc.†	264	898
Celldex Therapeutics, Inc.†	123	2,173
Dendreon Corp.†	266	795
Exact Sciences Corp.†	109	1,545
Exelixis, Inc.†	292	1,034
Galena Biopharma, Inc.†	172	430
Gilead Sciences, Inc.†	7,323	518,908
Halozyme Therapeutics, Inc.†	134	1,702
Idenix Pharmaceuticals, Inc.†	141	850
Illumina, Inc.†	46	6,838
ImmunoGen, Inc.†	100	1,493
Insmed, Inc.†	55	1,047
Intercept Pharmaceuticals, Inc.†	11	3,628
InterMune, Inc.†	127	4,251
Isis Pharmaceuticals, Inc.†	161	6,957
KYTHERA Biopharmaceuticals, Inc.†	19	755
Ligand Pharmaceuticals, Inc.†	27	1,816
Medicines Co.†	98	2,785
Merrimack Pharmaceuticals, Inc.†	161	811
Momenta Pharmaceuticals, Inc.†	63	734
NewLink Genetics Corp.†	27	767
Novavax, Inc.†	285	1,291
NPS Pharmaceuticals, Inc.†	95	2,843

Omeros Corp.†	99	1,195
PDL BioPharma, Inc.	214	1,778
Puma Biotechnology, Inc.†	32	3,333
Regeneron Pharmaceuticals, Inc.†	22	6,606
Repligen Corp.†	53	682
Sangamo BioSciences, Inc.†	93	1,681
Synageva BioPharma Corp.†	29	2,406
Vertex Pharmaceuticals, Inc.†	74	5,233
XOMA Corp.†	112	584

		660,756

Medical-Drugs - 4.0%

Abbott Laboratories	21,906	843,600
AbbVie, Inc.	19,084	980,918
ACADIA Pharmaceuticals, Inc.†	99	2,409
Akorn, Inc.†	93	2,046
Allergan, Inc.	5,254	652,021
Anacor Pharmaceuticals, Inc.†	43	860
Array BioPharma, Inc.†	201	945
Auxilium Pharmaceuticals, Inc.†	91	2,473
Bristol-Myers Squibb Co.	6,446	334,870
Clovis Oncology, Inc.†	27	1,870
Furiex Pharmaceuticals, Inc.†	17	1,479
GlaxoSmithKline PLC ADR	17,857	954,100
Infinity Pharmaceuticals, Inc.†	77	916
Ironwood Pharmaceuticals, Inc.†	141	1,737
Johnson & Johnson	9,482	931,417
Keryx Biopharmaceuticals, Inc.†	134	2,283
Lannett Co., Inc.†	35	1,250
Mallinckrodt PLC†	3,212	203,673
Merck & Co., Inc.	20,168	1,144,937
Novartis AG ADR	13,914	1,182,968
Novo Nordisk A/S ADR	6,500	296,725
OPKO Health, Inc.†	282	2,628
Orexigen Therapeutics, Inc.†	161	1,047
Pacira Pharmaceuticals, Inc.†	44	3,080
Pfizer, Inc.	32,264	1,036,320
Prestige Brands Holdings, Inc.†	89	2,425
Raptor Pharmaceutical Corp.†	92	920
Repros Therapeutics, Inc.†	85	1,508
Roche Holding AG ADR	19,820	747,610
Synergy Pharmaceuticals, Inc.†	136	722
TESARO, Inc.†	27	796
TherapeuticsMD, Inc.†	168	1,060
Vivus, Inc.†	202	1,200
Zoetis, Inc.	158	4,573

		9,347,386

Medical-Generic Drugs - 0.5%

Actavis PLC†	933	192,058
Mylan, Inc.†	119	5,811
Perrigo Co. PLC	37	5,722
Teva Pharmaceutical Industries, Ltd. ADR	17,293	913,762

		1,117,353

Medical-HMO - 0.0%

Centene Corp.†	75	4,669
Molina Healthcare, Inc.†	42	1,577

		6,246

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†	54	2,436
Universal Health Services, Inc., Class B	8,113	665,834

		668,270

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	38	1,658

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	58	3,099

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	81	5,313
McKesson Corp.	3,978	702,395

		707,708

Metal Processors & Fabrication - 0.1%

Mueller Industries, Inc.	76	2,279
Precision Castparts Corp.	1,211	306,093
RBC Bearings, Inc.†	30	1,911
Rexnord Corp.†	44	1,275
Sun Hydraulics Corp.	43	1,862
Worthington Industries, Inc.	77	2,945

		316,365

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	6,319	208,969

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	3,275	216,478
Hillenbrand, Inc.	77	2,489
John Bean Technologies Corp.	52	1,607
TriMas Corp.†	72	2,390

		222,964

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	2,247	149,673

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	354	11,317
Viacom, Inc., Class B	4,485	381,180
Walt Disney Co.	11,556	925,289

		1,317,786

Networking Products - 0.1%

Anixter International, Inc.	16	1,624
Cisco Systems, Inc.	9,847	220,671
Infinera Corp.†	192	1,744
Ixia†	114	1,425
LogMeIn, Inc.†	53	2,379
Polycom, Inc.†	6,958	95,464

		323,307

Non-Ferrous Metals - 0.3%

Cameco Corp.	32,500	744,250

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	9,045	308,977
Waste Connections, Inc.	5,204	228,248

		537,225

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	83	2,667
HNI Corp.	9,066	331,453
Interface, Inc.	101	2,075
Knoll, Inc.	85	1,546

		337,741

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	4,700	248,066
Nabors Industries, Ltd.	5,308	130,842

		378,908

Oil Companies-Exploration & Production - 2.0%

Abraxas Petroleum Corp.†	434	1,719
Apache Corp.	5,695	472,400
Approach Resources, Inc.†	54	1,129
Bonanza Creek Energy, Inc.†	49	2,176
BreitBurn Energy Partners LP	7,597	151,712
Cabot Oil & Gas Corp.	142	4,811
Carrizo Oil & Gas, Inc.†	62	3,315
Cimarex Energy Co.	2,600	309,686
Concho Resources, Inc.†	52	6,370
Crescent Point Energy Corp.	17,002	620,561
Devon Energy Corp.	4,911	328,693
Diamondback Energy, Inc.†	32	2,154
Energen Corp.	2,875	232,329
EOG Resources, Inc.	65	12,751
EQT Corp.	60	5,818
EXCO Resources, Inc.	190	1,064
Goodrich Petroleum Corp.†	79	1,250
Kodiak Oil & Gas Corp.†	413	5,014
Occidental Petroleum Corp.	16,148	1,538,743
Pengrowth Energy Corp.	34,222	207,097
Penn West Petroleum, Ltd.	59,214	495,029
Pioneer Natural Resources Co.	32	5,989
Range Resources Corp.	57	4,729
Rex Energy Corp.†	95	1,777
Rosetta Resources, Inc.†	91	4,239
Southwestern Energy Co.†	132	6,073
Vermilion Energy, Inc.	2,768	172,890
Zargon Oil & Gas, Ltd.	7,915	63,005

		4,662,523

Oil Companies-Integrated - 2.6%

Chevron Corp.	13,490	1,604,096
Exxon Mobil Corp.	17,629	1,722,001
Marathon Oil Corp.	13,742	488,116
Royal Dutch Shell PLC ADR	19,163	1,496,822
Total SA ADR	10,954	718,582

		6,029,617

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	74	4,571
Flotek Industries, Inc.†	87	2,423
FMC Technologies, Inc.†	93	4,863
Natural Gas Services Group, Inc.†	5,238	157,873
Thermon Group Holdings, Inc.†	56	1,298

		171,028

Oil Refining & Marketing - 0.8%

Calumet Specialty Products Partners LP	8,768	226,565
Delek US Holdings, Inc.	38	1,103
HollyFrontier Corp.	12,651	601,935
Marathon Petroleum Corp.	10,446	909,220
Suburban Propane Partners LP	3,947	163,958
Western Refining, Inc.	46	1,776

		1,904,557

Oil-Field Services - 0.1%

CARBO Ceramics, Inc.	12	1,656
Halliburton Co.	208	12,249
Newpark Resources, Inc.†	161	1,843
Schlumberger, Ltd.	2,208	215,280
Targa Resources Corp.	42	4,169

		235,197

Optical Supplies - 0.0%

Staar Surgical Co.†	72	1,354

Paper & Related Products - 0.0%

Clearwater Paper Corp.†	27	1,692
International Paper Co.	138	6,331
KapStone Paper and Packaging Corp.†	113	3,259
P.H. Glatfelter Co.	59	1,606
Schweitzer-Mauduit International, Inc.	32	1,363
Wausau Paper Corp.	122	1,553

		15,804

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	84	3,984
Masimo Corp.†	75	2,048

		6,032

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	189	14,192

Physical Therapy/Rehabilitation Centers - 0.0%

HealthSouth Corp.	99	3,557

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	30	1,472

Pipelines - 0.9%

Atlas Pipeline Partners LP	9,769	313,683
EnLink Midstream LLC	68	2,308
Enterprise Products Partners LP	10,921	757,480
Kinder Morgan Energy Partners LP	6,464	478,013
Kinder Morgan, Inc.	18,793	610,584
ONEOK, Inc.	71	4,207
Primoris Services Corp.	63	1,889
SemGroup Corp., Class A	53	3,481
Williams Cos., Inc.	123	4,991

		2,176,636

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.†	50	1,227

Poultry - 0.0%

Pilgrim’s Pride Corp.†	96	2,008
Sanderson Farms, Inc.	34	2,669

		4,677

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	64	1,568
Capstone Turbine Corp.†	1,090	2,322
Generac Holdings, Inc.	73	4,305
Hubbell, Inc., Class B	1,404	168,297
SunPower Corp.†	64	2,065

		178,557

Precious Metals - 0.0%

Paramount Gold and Silver Corp.†	1,266	1,557

Printing-Commercial - 0.0%

Deluxe Corp.	53	2,781
VistaPrint NV†	55	2,707

		5,488

Private Equity - 0.3%

KKR & Co. LP	25,556	583,699

Protection/Safety - 0.0%

Landauer, Inc.	1,852	83,951

Racetracks - 0.0%

Churchill Downs, Inc.	22	2,009

Real Estate Investment Trusts - 3.2%

Agree Realty Corp.	5,058	153,814
Alexandria Real Estate Equities, Inc.	9,311	675,606
American Capital Agency Corp.	30,329	651,770
American Tower Corp.	107	8,760
Annaly Capital Management, Inc.	74,934	822,026
BioMed Realty Trust, Inc.	11,922	244,282
Capstead Mortgage Corp.	17,521	221,816
Colony Financial, Inc.	7,000	153,650
CoreSite Realty Corp.	52	1,612
Crown Castle International Corp.	90	6,640
CYS Investments, Inc.	31,604	261,049
Digital Realty Trust, Inc.	30,585	1,623,452
DuPont Fabros Technology, Inc.	47	1,131
EastGroup Properties, Inc.	1,007	63,350
EPR Properties	3,248	173,411
Essex Property Trust, Inc.	1,051	178,723
Geo Group, Inc.	41	1,322
Glimcher Realty Trust	278	2,788
Hatteras Financial Corp.	9,318	175,644
HCP, Inc.	6,436	249,653
Healthcare Realty Trust, Inc.	64	1,546
Inland Real Estate Corp.	170	1,794
LTC Properties, Inc.	48	1,806
Medical Properties Trust, Inc.	13,175	168,508
National Health Investors, Inc.	28	1,693
Omega Healthcare Investors, Inc.	18,242	611,472
Plum Creek Timber Co., Inc.	2,175	91,437
Potlatch Corp.	57	2,205
PS Business Parks, Inc.	24	2,007
Ryman Hospitality Properties, Inc.	52	2,211
Sabra Health Care REIT, Inc.	3,170	88,411
Simon Property Group, Inc.	62	10,168
Sovran Self Storage, Inc.	34	2,497
Strategic Hotels & Resorts, Inc.†	318	3,240
Sun Communities, Inc.	62	2,796
Tanger Factory Outlet Centers, Inc.	10,834	379,190
UMH Properties, Inc.	320	3,130
Universal Health Realty Income Trust	76	3,210
Ventas, Inc.	2,083	126,167
Weyerhaeuser Co.	10,196	299,253

		7,473,240

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	205	5,623
HFF, Inc., Class A	55	1,849

		7,472

Recreational Centers - 0.0%

Life Time Fitness, Inc.†	40	1,924

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	35	1,673

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	5,802	175,452
H&E Equipment Services, Inc.†	59	2,387
Hertz Global Holdings, Inc.†	12,064	321,385
McGrath RentCorp	3,296	115,228

		614,452

Research & Development - 0.0%

PAREXEL International Corp.†	80	4,327

Resort/Theme Parks - 0.0%

Vail Resorts, Inc.	52	3,624

Retail-Apparel/Shoe - 0.1%

Aeropostale, Inc.†	191	959
ANN, Inc.†	74	3,069
Brown Shoe Co., Inc.	49	1,300
Buckle, Inc.	37	1,694
Coach, Inc.	98	4,867
Destination Maternity Corp.	54	1,480
Express, Inc.†	141	2,239
Francesca’s Holdings Corp.†	87	1,578
Gap, Inc.	112	4,487
Genesco, Inc.†	26	1,939
L Brands, Inc.	86	4,882
Lululemon Athletica, Inc.†	2,200	115,698
PVH Corp.	35	4,367
Ross Stores, Inc.	75	5,366
Vera Bradley, Inc.†	40	1,080

		155,005

Retail-Appliances - 0.0%

Conn’s, Inc.†	33	1,282

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	9	4,834
O’Reilly Automotive, Inc.†	40	5,935

		10,769

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	47	2,599
CarMax, Inc.†	92	4,306
Copart, Inc.†	8,113	295,232
Lithia Motors, Inc., Class A	37	2,459

		304,596

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	86	5,917
Mattress Firm Holding Corp.†	23	1,100

		7,017

Retail-Building Products - 0.1%

Home Depot, Inc.	3,586	283,760
Lowe’s Cos., Inc.	261	12,763
Lumber Liquidators Holdings, Inc.†	39	3,658

		300,181

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	47	3,177
Susser Holdings Corp.†	27	1,686

		4,863

Retail-Discount - 0.4%

Costco Wholesale Corp.	8,199	915,664
Dollar General Corp.†	103	5,715
HSN, Inc.	46	2,748
Target Corp.	126	7,624
Wal-Mart Stores, Inc.	180	13,757

		945,508

Retail-Drug Store - 0.2%

CVS Caremark Corp.	4,521	338,442
Rite Aid Corp.†	669	4,195
Walgreen Co.	173	11,423

		354,060

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	145	2,737
Restoration Hardware Holdings, Inc.†	25	1,840

		4,577

Retail-Jewelry - 0.3%

Tiffany & Co.	8,596	740,545

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	8,618	538,194
TJX Cos., Inc.	168	10,189

		548,383

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†	49	2,082
PriceSmart, Inc.	25	2,523

		4,605

Retail-Pawn Shops - 0.0%

First Cash Financial Services, Inc.†	47	2,372

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	95	5,633

Retail-Restaurants - 0.5%

BJ’s Restaurants, Inc.†	50	1,636
Bloomin’ Brands, Inc.†	79	1,904
Bravo Brio Restaurant Group, Inc.†	110	1,552
Buffalo Wild Wings, Inc.†	25	3,722
Cheesecake Factory, Inc.	68	3,239
Chipotle Mexican Grill, Inc.†	211	119,859
Chuy’s Holdings, Inc.†	43	1,855
Cracker Barrel Old Country Store, Inc.	22	2,139
DineEquity, Inc.	18	1,405
Fiesta Restaurant Group, Inc.†	43	1,960
Jack in the Box, Inc.†	48	2,829
Krispy Kreme Doughnuts, Inc.†	112	1,986
McDonald’s Corp.	4,838	474,269
Papa John’s International, Inc.	38	1,980
Popeyes Louisiana Kitchen, Inc.†	45	1,829
Red Robin Gourmet Burgers, Inc.†	25	1,792
Ruth’s Hospitality Group, Inc.	121	1,463
Sonic Corp.†	100	2,279
Starbucks Corp.	7,710	565,760
Texas Roadhouse, Inc.	93	2,425
Yum! Brands, Inc.	128	9,650

		1,205,533

Retail-Sporting Goods - 0.0%

Hibbett Sports, Inc.†	35	1,851
Zumiez, Inc.†	55	1,333

		3,184

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	46	2,186

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	66	1,715
Emeritus Corp.†	85	2,673

		4,388

Rubber-Tires - 0.3%

Bridgestone Corp. ADR	31,800	562,860

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†	23	1,556

Satellite Telecom - 0.2%

Inmarsat PLC ADR	28,500	342,570
Loral Space & Communications, Inc.†	23	1,627

		344,197

Savings & Loans/Thrifts - 0.3%

BofI Holding, Inc.†	19	1,629
Washington Federal, Inc.	27,645	644,129

		645,758

Schools - 0.0%

American Public Education, Inc.†	35	1,228
Capella Education Co.	22	1,389
Grand Canyon Education, Inc.†	67	3,129
ITT Educational Services, Inc.†	44	1,262
K12, Inc.†	51	1,155
Strayer Education, Inc.†	33	1,532

		9,695

Security Services - 0.2%

Brink’s Co.	54	1,541
LifeLock, Inc.†	89	1,523
Secom Co., Ltd. ADR	36,800	529,552

		532,616

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	22	1,456

Semiconductor Components-Integrated Circuits - 0.7%

Cypress Semiconductor Corp.	16,906	173,625
Exar Corp.†	114	1,362
Hittite Microwave Corp.	37	2,332
Linear Technology Corp.	142	6,914
Maxim Integrated Products, Inc.	21,422	709,497
Micrel, Inc.	166	1,839
Power Integrations, Inc.	41	2,697
QUALCOMM, Inc.	3,808	300,299
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,752	415,455

		1,614,020

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	39,393	804,405
Cabot Microelectronics Corp.†	42	1,848
Lam Research Corp.†	4,079	224,345
MKS Instruments, Inc.	1,733	51,799
Ultratech, Inc.†	60	1,752

		1,084,149

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	293	2,784

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	3,925	277,340
Schnitzer Steel Industries, Inc., Class A	6,800	196,180

		473,520

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	23,000	607,430

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	122	2,774
Corning, Inc.	11,300	235,266

		238,040

Telecom Services - 0.4%

BCE, Inc.	15,182	654,952
Consolidated Communications Holdings, Inc.	8,032	160,720
RigNet, Inc.†	25	1,346
Vivendi SA ADR	7,200	201,103

		1,018,121

Telecommunication Equipment - 0.3%

8x8, Inc.†	157	1,697
ADTRAN, Inc.	65	1,587
ARRIS Group, Inc.†	151	4,255
Harris Corp.	2,651	193,947
Kudelski SA(1)	32,500	470,562
Plantronics, Inc.	54	2,400

		674,448

Telephone-Integrated - 0.6%

AT&T, Inc.	11,381	399,132
Atlantic Tele-Network, Inc.	22	1,450
CenturyLink, Inc.	11,253	369,549
General Communication, Inc., Class A†	169	1,928
Shenandoah Telecommunications Co.	55	1,776
Verizon Communications, Inc.	13,074	621,930

		1,395,765

Television - 0.1%

CBS Corp., Class B	156	9,641
Sinclair Broadcast Group, Inc., Class A	7,216	195,481

		205,122

Therapeutics - 0.0%

AVANIR Pharmaceuticals, Inc., Class A†	396	1,453
Dyax Corp.†	186	1,670
MannKind Corp.†	233	937
Neurocrine Biosciences, Inc.†	101	1,626
Questcor Pharmaceuticals, Inc.	76	4,935
Sarepta Therapeutics, Inc.†	58	1,394

		12,015

Tobacco - 0.2%

Altria Group, Inc.	456	17,068
Imperial Tobacco Group PLC ADR	6,200	504,432
Lorillard, Inc.	137	7,409
Philip Morris International, Inc.	346	28,327
Vector Group, Ltd.	61	1,314

		558,550

Tools-Hand Held - 0.2%

Snap-on, Inc.	3,437	390,031

Toys - 1.2%

Hasbro, Inc.	26,847	1,493,230
Mattel, Inc.	34,130	1,368,954

		2,862,184

Transactional Software - 0.0%

ACI Worldwide, Inc.†	54	3,196
Bottomline Technologies de, Inc.†	64	2,250
Synchronoss Technologies, Inc.†	55	1,886

		7,332

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.†	3,715	169,404
TAL International Group, Inc.	3,682	157,847

		327,251

Transport-Marine - 0.2%

Kirby Corp.†	2,600	263,250
Tidewater, Inc.	2,600	126,412

		389,662

Transport-Rail - 0.6%

Norfolk Southern Corp.	4,787	465,153
Union Pacific Corp.	4,438	832,835

		1,297,988

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	105	5,501
Expeditors International of Washington, Inc.	15,747	624,054
Hub Group, Inc., Class A†	52	2,079
Matson, Inc.	74	1,827
TNT Express NV ADR	44,000	429,880
United Parcel Service, Inc., Class B	5,294	515,530

UTi Worldwide, Inc.	126	1,334

		1,580,205

Transport-Truck - 0.0%

Forward Air Corp.	41	1,890
Heartland Express, Inc.	51	1,157
Knight Transportation, Inc.	90	2,082
Saia, Inc.†	51	1,949
Swift Transportation Co.†	135	3,341

		10,419

Travel Services - 0.0%

Interval Leisure Group, Inc.	70	1,830

Venture Capital - 0.1%

Hercules Technology Growth Capital, Inc.	15,493	217,987

Veterinary Diagnostics - 0.1%

Neogen Corp.†	57	2,562
VCA Antech, Inc.†	4,087	131,724

		134,286

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	65	5,404

Water - 0.0%

California Water Service Group	3,650	87,381
York Water Co.	145	2,958

		90,339

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	1,809	9,624

Web Hosting/Design - 0.0%

Equinix, Inc.†	24	4,436
NIC, Inc.	104	2,009
Web.com Group, Inc.†	71	2,416

		8,861

Web Portals/ISP - 0.3%

Blucora, Inc.†	51	1,004
Google, Inc., Class A†	673	750,065
Trulia, Inc.†	52	1,727

		752,796

Wire & Cable Products - 0.0%

Belden, Inc.	56	3,898

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	179	3,356
CalAmp Corp.†	61	1,700
InterDigital, Inc.	69	2,285
Motorola Solutions, Inc.	87	5,593
RF Micro Devices, Inc.†	376	2,963
Ruckus Wireless, Inc.†	84	1,022
SBA Communications Corp., Class A†	49	4,457
ViaSat, Inc.†	58	4,004

		25,380

Total Common Stocks (cost $106,019,840)		148,004,810

EXCHANGE-TRADED FUNDS - 3.3%

iShares MSCI Emerging Markets ETF	179,200	7,345,408
Vanguard Global ex-U.S. Real Estate ETF	7,100	383,897

Total Exchange-Traded Funds (cost $7,305,958)		7,729,305

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	250,000	272,500
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	250,000	284,062

		556,562

Diversified Banking Institutions - 0.4%

Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	500,000	571,250
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	250,000	282,500

		853,750

Total Preferred Securities/Capital Securities (cost $1,244,105)		1,410,312

ASSET BACKED SECURITIES - 3.7%
Diversified Financial Services - 3.7%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.49% due 05/25/2035	$291,128	284,268
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(3)	200,000	195,549
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(3)	179,680	177,284
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	110,550	110,822
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	154,727	154,899
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.15% due 09/11/2042(4)	300,000	326,860
Capital Auto Receivables Asset Trust Series 2013-1, Class A1 0.47% due 03/20/2015	147,470	147,449
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.51% due 10/25/2035*(5)	20,804	20,827
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.41% due 02/25/2036*(5)	400,000	340,650

Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.61% due 07/25/2036*(5)	150,574	152,814
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(5)	242,964	249,801
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	7,957	8,106
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	176,449	176,815
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.11% due 05/25/2034(5)	16,304	15,877
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(5)	189,020	174,361
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(4)	300,000	333,845
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.67% due 12/26/2037*(5)	219,897	220,191
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(5)	153,730	159,159
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2013-LC11, Class AS 3.22% due 04/15/2046(4)	300,000	287,839
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 5.11% due 12/15/2046(4)	200,000	212,819
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(4)	340,000	373,250
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(4)	300,000	316,765
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)	300,000	321,993
Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(4)	340,000	352,594
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class B 5.46% due 10/12/2052*(4)	300,000	314,308
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.66% due 07/26/2035*(5)	200,000	198,946
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.67% due 07/26/2035*(5)	300,000	282,268
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.63% due 07/25/2035	191,880	190,568
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	86,385	87,881
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	63,076	64,360
Santander Drive Auto Receivables Trust Series 2013-2, Class A2 0.47% due 03/15/2016	80,678	80,677
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	235,108	216,071
Sequoia Mtg. Trust VRS Series 2013-12, Class A1 4.00% due 12/25/2043*(5)	190,292	192,808
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.78% due 12/16/2030	235,024	231,340
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.57% due 11/25/2035	60,000	58,192
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	251,505
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(5)	61,902	62,753
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(5)	100,000	97,403
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	201,643
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.73% due 03/25/2034(5)	88,561	92,083
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	192,876
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.91% due 05/15/2043(4)	300,000	324,334
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.57% due 10/25/2034	15,785	15,287
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(4)	350,000	374,173

Total Asset Backed Securities (cost $8,518,017)		8,644,313

CONVERTIBLE BONDS & NOTES - 0.4%
Auto/Truck Parts & Equipment-Original - 0.3%

Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026	500,000	763,125

Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	72,000	76,860
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	90,000	90,788

		167,648

Total Convertible Bonds & Notes (cost $648,317)		930,773

U.S. CORPORATE BONDS & NOTES - 12.2%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	234,442

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	543,750

Auto-Cars/Light Trucks - 0.2%

General Motors Co. Senior Notes 4.88% due 10/02/2023*	500,000	512,500

Banks-Commercial - 0.3%

KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	266,935
Wachovia Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	288,034

		554,969

Banks-Super Regional - 0.2%

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	284,780
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	247,823

		532,603

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	706,875

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	236,047

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	580,715

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	271,000

Casino Services - 0.1%

Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	270,000

Chemicals-Diversified - 0.1%

Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	250,000	247,188

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	251,875

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	248,028

Computers - 0.1%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	231,820

Containers-Paper/Plastic - 0.1%

Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	251,250

Diversified Banking Institutions - 0.8%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	266,663
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	250,000	261,033
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	254,841
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	553,495
Morgan Stanley FRS Senior Notes 1.09% due 01/24/2019	250,000	250,352

Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	296,465

		1,882,849

Diversified Financial Services - 0.4%

General Electric Capital Corp. FRS Senior Notes 0.74% due 01/14/2019	250,000	250,235
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	562,374

		812,609

Electric-Integrated - 0.7%

NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	284,636
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	557,720
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	504,347
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	298,094

		1,644,797

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	621,404

Finance-Auto Loans - 0.5%

American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	263,158
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	529,789
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	287,659

		1,080,606

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	262,500

Finance-Investment Banker/Broker - 0.4%

Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	260,221
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	271,580
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	307,237

		839,038

Food-Misc./Diversified - 0.1%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	257,869

Gambling (Non-Hotel) - 0.2%

Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	516,250

Independent Power Producers - 0.4%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	510,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	280,625

		790,625

Insurance-Life/Health - 0.1%

Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	240,000	246,357

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	567,054

Medical Labs & Testing Services - 0.1%

Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	250,000	254,375

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	260,757
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	270,093

		530,850

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	252,134
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	240,670

		492,804

Medical-HMO - 0.2%

MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	542,500

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	514,375

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	279,473

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023*	500,000	520,329
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	258,629

		778,958

Oil Companies-Exploration & Production - 0.7%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	260,625
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	540,000
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	268,750
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	526,250

		1,595,625

Oil Companies-Integrated - 0.2%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	260,794
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	264,299

		525,093

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	257,188

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	497,500

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	405,000	428,287

Pipelines - 0.3%

El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	625,295

Property Trust - 0.1%

WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	273,558

Real Estate Investment Trusts - 1.1%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	258,327
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	280,908
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	264,778
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	262,034
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	264,016
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	276,934
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	248,725
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	259,965
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	266,434
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	240,908

		2,623,029

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	265,699

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013† (6)(7)	125,000	13

Special Purpose Entity - 0.1%

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(3)	250,000	270,033

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	263,876

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	255,619

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	558,302

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	250,000	266,133
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	227,665

		493,798

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	256,160
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	265,366

		521,526

Total U.S. Corporate Bonds & Notes (cost $26,800,892)		28,042,796

FOREIGN CORPORATE BONDS & NOTES - 2.2%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group Ltd FRS Senior Notes 0.61% due 01/10/2017*	250,000	250,275
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	265,764

		516,039

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	582,500
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	550,000

		1,132,500

Diversified Minerals - 0.4%

Xstrata Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	253,025
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	516,813

		769,838

Electric-Integrated - 0.1%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	246,055

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	555,821
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	257,747

		813,568

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	261,799

Pipelines - 0.1%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	207,800	222,077

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 6.00% due 03/01/2021	500,000	533,125

Transport-Marine - 0.2%

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	511,250

Total Foreign Corporate Bonds & Notes (cost $4,727,357)		5,006,251

U.S. GOVERNMENT AGENCIES - 10.8%
Federal Home Loan Mtg. Corp. - 3.1%

0.63% due 12/29/2014	250,000	250,624
2.00% due 06/01/2028	281,551	274,297
2.50% due 02/01/2028	259,828	260,068
3.00% due 01/01/2027	276,524	284,351
3.00% due 02/01/2027	72,773	74,786
3.00% due 10/01/2042	321,235	310,334
3.00% due 05/01/2043	192,353	185,726
3.50% due 02/01/2042	297,412	299,132
3.50% due 07/01/2042	346,077	348,115

3.50% due 09/01/2042	125,754	126,481
3.50% due 10/01/2042	186,778	187,937
4.00% due 08/01/2026	128,357	135,938
4.00% due 12/01/2040	404,355	419,888
4.50% due 07/01/2039	640,058	685,937
4.50% due 11/01/2043	195,832	211,020
5.00% due 04/01/2035	130,766	142,491
5.00% due 01/01/2040	191,852	208,929
5.50% due 11/01/2017	27,103	29,094
5.50% due 01/01/2018	26,047	27,693
5.50% due 11/01/2018	96,994	104,190
5.50% due 05/01/2031	50,015	55,218
5.50% due 12/01/2033	148,879	164,953
5.50% due 01/01/2036	106,097	117,314
6.00% due 04/01/2017	18,961	19,935
6.00% due 05/01/2017	31,789	33,382
6.00% due 05/01/2031	24,161	27,188
6.00% due 09/01/2032	17,922	19,892
6.00% due 01/01/2035	435,279	478,646
6.50% due 01/01/2032	107,302	122,528
7.00% due 02/01/2015	872	888
7.00% due 03/01/2015	2,303	2,338
7.00% due 06/01/2015	863	869
7.00% due 03/01/2016	8,512	8,653
7.00% due 01/01/2032	13,552	15,192
7.50% due 12/01/2030	29,516	32,491
7.50% due 01/01/2031	50,268	57,280
7.50% due 02/01/2031	5,241	5,981
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(5)	186,146	182,618
Series 4033, Class ED
2.50% due 10/15/2036(5)	346,193	348,264
Series 4206, Class NY
3.00% due 05/15/2033(5)	300,000	270,035
Series 4121, Class UI
3.50% due 10/15/2042(5)(8)	739,452	171,119
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	205,731
Series 4135, Class DI
4.00% due 11/15/2042(5)(8)	461,707	101,472
Series 3844, Class QE
4.50% due 12/15/2040(5)	88,843	94,800

		7,103,818

Federal National Mtg. Assoc. - 4.8%
2.00% due 10/01/2027	346,748	338,024
2.00% due 02/01/2028	89,862	87,601
2.50% due 05/01/2027	303,627	304,405
2.50% due 06/01/2027	491,352	492,619
3.00% due 04/01/2027	81,830	84,144
3.00% due 10/01/2042	182,202	176,168
3.00% due 12/01/2042	185,736	179,560
3.00% due 02/01/2043	444,520	429,746
3.00% due 04/01/2043	240,553	230,569
3.50% due 08/01/2033	288,832	297,176
3.50% due 10/01/2033	194,828	200,523
3.50% due 03/01/2042	252,564	254,273
3.50% due 07/01/2042	139,332	140,287
3.50% due 09/01/2042	200,405	201,932
3.50% due 11/01/2042	277,748	279,866
4.00% due 09/01/2040	297,709	310,002
4.00% due 12/01/2040	223,310	232,944
4.00% due 01/01/2041	311,091	323,373
4.00% due 02/01/2041	170,945	177,687
4.00% due 11/01/2041	205,419	213,558
4.00% due 08/01/2043	486,198	507,681
4.50% due 01/01/2041	271,319	292,341
4.50% due 05/01/2041	128,124	136,851
4.50% due 09/01/2041	138,557	147,978
4.50% due 09/01/2043	581,348	626,122
4.50% due 10/01/2043	195,501	210,246
5.00% due 05/01/2033	92,250	102,127
5.00% due 02/01/2040	273,966	301,464
5.00% due 05/01/2040	140,710	153,899
5.00% due 06/01/2040	258,314	283,672
5.00% due 07/01/2040	259,996	287,746
5.00% due 07/01/2041	453,880	503,153
5.50% due 02/01/2034	316,223	344,032
6.00% due 08/01/2018	6,517	7,247
6.00% due 05/01/2031	12,793	14,398
6.00% due 08/01/2031	105,966	117,833
6.00% due 04/01/2032	29,537	33,292
6.50% due 06/01/2019	10,651	11,953
6.50% due 09/01/2024	29,773	33,444
6.50% due 09/01/2025	5,158	5,795
6.50% due 11/01/2025	10,159	11,411
6.50% due 05/01/2026	13,031	14,640
6.50% due 11/01/2027	798	896
6.50% due 07/01/2029	83,235	92,522
6.50% due 01/01/2032	3,627	4,073
6.50% due 03/01/2032	82,958	94,699
6.50% due 04/01/2032	57,039	64,043
6.50% due 12/01/2032	33,526	37,634
6.50% due 07/01/2034	76,859	86,312
6.50% due 10/01/2037	89,135	100,383
7.00% due 05/01/2015	278	279
7.00% due 12/01/2015	246	247
7.00% due 04/01/2016	4,098	4,199
7.00% due 05/01/2029	9,488	10,335
7.00% due 09/01/2029	7,387	7,724
7.00% due 12/01/2029	1,239	1,253
7.00% due 01/01/2031	4,117	4,604
7.50% due 11/01/2030	22,579	25,495
7.50% due 01/01/2031	94,109	103,672
7.50% due 02/01/2031	19,877	21,703
7.50% due 03/01/2031	15,297	16,784
8.00% due 01/01/2016	25,648	26,481
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	91,188	87,573
Series 2013-2, Class BI
2.50% due 02/25/2028(5)(8)	872,982	88,815
Series 2012-16, Class GC

2.50% due 11/25/2041(5)	166,433	157,796
Series 2012-141, Class PB
2.50% due 12/25/2042(5)	200,000	172,121
Series 2012-149, Class IC
3.50% due 01/25/2028(5)(8)	709,502	110,535
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(8)	650,872	139,304
Series 2009-19, Class PW
4.50% due 10/25/2036(5)	300,000	322,578
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	182,879	209,675

		11,093,517

Government National Mtg. Assoc. - 2.9%
2.50% due 07/15/2027	251,899	255,652
3.00% due 11/15/2042	332,757	327,828
3.00% due 02/15/2043	289,062	284,780
3.50% due 05/20/2027	104,680	109,552
3.50% due 11/15/2041	219,041	223,857
3.50% due 09/15/2042	246,698	252,121
4.00% due 08/15/2041	159,259	167,270
4.50% due 05/15/2039	106,600	115,058
4.50% due 10/15/2039	181,821	196,754
5.00% due 02/15/2040	155,346	170,433
5.50% due 07/20/2033	185,014	206,365
5.50% due 02/20/2034	127,967	144,235
6.00% due 05/20/2032	47,509	53,568
6.00% due 07/20/2033	116,722	131,907
6.50% due 11/15/2023	30,421	34,279
6.50% due 12/15/2023	75,110	84,641
6.50% due 02/15/2024	28,705	32,356
6.50% due 03/20/2027	1,597	1,793
6.50% due 04/20/2027	10,285	11,543
6.50% due 04/20/2034	64,425	72,292
7.00% due 12/15/2022	4,631	4,694
7.00% due 05/15/2023	2,195	2,216
7.00% due 06/15/2023	2,019	2,070
7.00% due 12/15/2023	5,330	5,951
7.00% due 04/15/2028	11,948	12,503
7.50% due 08/15/2030	14,551	15,046
7.50% due 09/15/2030	4,665	4,980
7.50% due 11/15/2030	19,403	21,084
7.50% due 01/15/2031	13,129	14,912
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(4)(8)	1,268,965	91,082
Series 2013-74, Class IO VRS
0.80% due 12/16/2053(4)(8)	2,193,239	145,943
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(4)(8)	1,954,230	137,701
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(4)(8)	2,441,796	178,337
Series 2014-1, Class IO VRS
0.89% due 09/16/2055(4)(8)	3,993,463	246,920
Series 2013-80, Class IO VRS
0.92% due 03/16/2052(4)(8)	3,449,863	284,500
Series 2012-131, Class IO VRS
0.93% due 02/16/2053(4)(8)	1,950,032	163,658
Series 2013-101, Class IO VRS
0.94% due 10/16/2054(4)(8)	2,961,750	172,649
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(4)(8)	1,375,326	100,428
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(4)(8)	1,947,885	147,823
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(4)(8)	2,263,838	158,276
Series 2012-19, Class IO VRS
1.43% due 08/16/2052(4)(8)	1,282,778	84,243
Series 2011-126, Class IO VRS
1.57% due 04/16/2053(4)(8)	3,797,580	271,508
Series 2013-55, Class AB
1.58% due 12/16/2042(4)	96,637	95,208
Series 2014-13, Class A
2.60% due 09/16/2042(4)	299,065	312,277
Series 2009-94, Class KB
3.00% due 09/16/2039(5)	79,551	81,820
Series 2011-27, Class CB VRS
3.47% due 07/16/2045(4)	250,000	259,301
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	334,735	349,451
Series 2011-128, Class BI
4.00% due 09/16/2026(5)(8)	973,509	107,288
Series 2011-28, Class V
4.00% due 02/20/2034(5)	273,758	283,216
Series 2010-165, Class IP
4.00% due 04/20/2038(5)(8)	678,536	96,827
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	14,190	14,782
Series 2010-107, Class IO
4.50% due 04/20/2036(5)(8)	324,999	42,176

		6,785,154

Total U.S. Government Agencies (cost $24,830,526)		24,982,489

U.S. GOVERNMENT TREASURIES - 0.6%
United States Treasury Bonds - 0.2%

6.25% due 08/15/2023	300,000	391,593

United States Treasury Notes - 0.4%

2.75% due 02/15/2024	250,000	250,547
3.13% due 05/15/2021	700,000	737,297

		987,844

Total U.S. Government Treasuries (cost $1,351,871)		1,379,437

LOANS(9)(10) - 0.1%
Casino Hotels - 0.1%

CCM Merger, Inc. 5.00% due 03/01/2017 (cost $205,727)	205,727	206,841

Total Long-Term Investment Securities (cost $181,652,610)		226,337,327

REPURCHASE AGREEMENT - 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $4,695,000 and collateralized by $4,900,000 of United States Treasury Notes, bearing interest at 0.63% due 11/30/2017 and having an approximate value of $4,793,420 (cost $4,695,000)	4,695,000	4,695,000

TOTAL INVESTMENTS (cost $186,347,610)(11)	99.9%	231,032,327
Other assets less liabilities	0.1	301,364

NET ASSETS	100.0%	$231,333,691

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $12,154,070 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a pre-determined rate. The rate reflected is as of March 31, 2014.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Illiquid Security. At March 31, 2014, the aggregate value of these securities was $13 representing 0.0% of net assets.
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Bank (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Telecommunication Equipment	$203,886	$470,562	$—	$674,448
Other Industries*	147,330,362	—	—	147,330,362
Exchange-Traded Funds	7,729,305	—	—	7,729,305
Preferred Securities/Capital Securities	—	1,410,312	—	1,410,312
Asset Backed Securities	—	8,644,313	—	8,644,313
Convertible Bonds & Notes	—	930,773	—	930,773
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	28,042,783	—	28,042,783
Foreign Corporate Bonds & Notes	—	5,006,251	—	5,006,251
U.S. Government Agencies	—	24,982,489	—	24,982,489
U.S. Government Treasuries	—	1,379,437	—	1,379,437
Loans	—	206,841	—	206,841
Repurchase Agreement	—	4,695,000	—	4,695,000

Total	$155,263,553	$75,768,761	$13	$231,032,327

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Aerospace/Defense - 1.9%

Boeing Co.	11,425	$1,433,723
TransDigm Group, Inc.	4,485	830,622

		2,264,345

Aerospace/Defense-Equipment - 2.0%

United Technologies Corp.	20,045	2,342,058

Applications Software - 1.8%

Intuit, Inc.	15,180	1,179,941
Salesforce.com, Inc.†	16,800	959,112

		2,139,053

Banks-Commercial - 0.5%

Zions Bancorporation	19,555	605,814

Banks-Super Regional - 3.4%

PNC Financial Services Group, Inc.	19,720	1,715,640
Wells Fargo & Co.	46,625	2,319,127

		4,034,767

Beverages-Non-alcoholic - 1.1%

Monster Beverage Corp.†	18,735	1,301,146

Beverages-Wine/Spirits - 0.7%

Constellation Brands, Inc., Class A†	8,970	762,181

Cable/Satellite TV - 0.8%

DIRECTV†	12,250	936,145

Chemicals-Diversified - 1.2%

Dow Chemical Co.	28,975	1,407,895

Coatings/Paint - 0.8%

Sherwin-Williams Co.	5,045	994,521

Commercial Services-Finance - 3.2%

Automatic Data Processing, Inc.	18,580	1,435,491
Equifax, Inc.	15,980	1,087,119
MasterCard, Inc., Class A	16,960	1,266,912

		3,789,522

Computer Services - 2.0%

Accenture PLC, Class A	17,950	1,430,974
Cognizant Technology Solutions Corp., Class A†	17,670	894,279

		2,325,253

Computers - 2.8%

Apple, Inc.	6,210	3,333,155

Consulting Services - 2.3%

Genpact, Ltd.†	54,200	944,164
Towers Watson & Co., Class A	8,915	1,016,756
Verisk Analytics, Inc., Class A†	12,950	776,482

		2,737,402

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	20,270	906,880

Cosmetics & Toiletries - 1.3%

Coty, Inc., Class A	47,010	704,210
Estee Lauder Cos., Inc., Class A	11,690	781,827

		1,486,037

Diversified Banking Institutions - 3.9%

Citigroup, Inc.	31,025	1,476,790
JPMorgan Chase & Co.	35,255	2,140,331
Morgan Stanley	30,640	955,049

		4,572,170

Diversified Manufacturing Operations - 2.8%

Dover Corp.	12,410	1,014,517
Eaton Corp. PLC	13,480	1,012,618
Illinois Tool Works, Inc.	15,295	1,243,942

		3,271,077

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	4,350	1,463,862

Electric Products-Misc. - 0.8%

AMETEK, Inc.	17,485	900,303

Electric-Integrated - 2.0%

American Electric Power Co., Inc.	20,435	1,035,237
NextEra Energy, Inc.	9,060	866,317
Pinnacle West Capital Corp.	7,880	430,721

		2,332,275

Enterprise Software/Service - 1.4%

Oracle Corp.	39,780	1,627,400

Entertainment Software - 0.6%

Activision Blizzard, Inc.	32,840	671,250

Finance-Consumer Loans - 0.6%

Ocwen Financial Corp.†	11,580	453,704
Santander Consumer USA Holdings, Inc.†	11,200	269,696

		723,400

Food-Dairy Products - 0.8%

WhiteWave Foods Co., Class A†	32,990	941,535

Food-Meat Products - 0.9%

Hillshire Brands Co.	27,845	1,037,505

Independent Power Producers - 0.3%

NRG Energy, Inc.	11,200	356,160

Insurance Brokers - 1.2%

Aon PLC	16,700	1,407,476

Insurance-Life/Health - 0.8%

Prudential Financial, Inc.	11,575	979,824

Insurance-Multi-line - 1.7%

ACE, Ltd.	9,270	918,286
Hartford Financial Services Group, Inc.	16,460	580,544
MetLife, Inc.	9,575	505,560

		2,004,390

Internet Security - 0.8%

VeriSign, Inc.†	17,850	962,294

Investment Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	11,530	1,269,107
BlackRock, Inc.	2,830	889,978

		2,159,085

Medical Products - 1.7%

Covidien PLC	12,185	897,547
Zimmer Holdings, Inc.	11,125	1,052,203

		1,949,750

Medical-Biomedical/Gene - 4.5%

Biogen Idec, Inc.†	3,955	1,209,716
Cubist Pharmaceuticals, Inc.†	13,605	995,206
Gilead Sciences, Inc.†	30,550	2,164,773
Regeneron Pharmaceuticals, Inc.†	2,940	882,823

		5,252,518

Medical-Drugs - 5.9%

Bristol-Myers Squibb Co.	34,340	1,783,963
Eli Lilly & Co.	21,240	1,250,186
Merck & Co., Inc.	45,950	2,608,582
Quintiles Transnational Holdings, Inc.†	10,530	534,608
Salix Pharmaceuticals, Ltd.†	7,030	728,378

		6,905,717

Medical-Generic Drugs - 1.5%

Actavis PLC†	8,410	1,731,198

Medical-HMO - 1.3%

UnitedHealth Group, Inc.	18,475	1,514,765

Medical-Wholesale Drug Distribution - 1.3%

McKesson Corp.	8,835	1,559,996

Multimedia - 2.4%

Time Warner, Inc.	26,880	1,756,071
Viacom, Inc., Class B	12,387	1,052,771

		2,808,842

Oil Companies-Exploration & Production - 3.1%

Anadarko Petroleum Corp.	14,195	1,203,168
Chesapeake Energy Corp.	26,795	686,488
Cobalt International Energy, Inc.†	37,470	686,450
EOG Resources, Inc.	5,510	1,080,897

		3,657,003

Oil Companies-Integrated - 3.9%

Chevron Corp.	17,200	2,045,252
Exxon Mobil Corp.	17,610	1,720,145
Phillips 66	10,850	836,101

		4,601,498

Oil-Field Services - 1.1%

Halliburton Co.	22,740	1,339,159

Physicians Practice Management - 0.6%

Envision Healthcare Holdings, Inc.†	21,210	717,534

Real Estate Investment Trusts - 0.6%

American Capital Agency Corp.	33,900	728,511

Rental Auto/Equipment - 0.6%

Hertz Global Holdings, Inc.†	27,735	738,860

Retail-Apparel/Shoe - 2.2%

PVH Corp.	11,032	1,376,463
Ross Stores, Inc.	17,600	1,259,280

		2,635,743

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	35,470	1,734,483

Retail-Discount - 2.4%

Costco Wholesale Corp.	13,215	1,475,851
Dollar Tree, Inc.†	25,420	1,326,416

		2,802,267

Retail-Drug Store - 3.3%

CVS Caremark Corp.	27,625	2,068,007
Walgreen Co.	27,725	1,830,682

		3,898,689

Retail-Major Department Stores - 1.3%

TJX Cos., Inc.	24,215	1,468,640

Retail-Restaurants - 1.0%

McDonald’s Corp.	11,500	1,127,345

Semiconductor Components-Integrated Circuits - 1.4%

QUALCOMM, Inc.	21,170	1,669,466

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	1

Telephone-Integrated - 1.2%

AT&T, Inc.	41,260	1,446,988

Tobacco - 0.4%

Altria Group, Inc.	13,235	495,386

Web Portals/ISP - 3.0%

Google, Inc., Class A†	2,275	2,535,510
Yahoo!, Inc.†	26,010	933,759

		3,469,269

Total Common Stocks
(cost $95,529,437)		111,029,808

EXCHANGE-TRADED FUNDS - 3.7%

SPDR S&P 500 ETF Trust (cost $4,260,293)	23,042	4,309,776

Total Long-Term Investment Securities
(cost $99,789,730)		115,339,584

REPURCHASE AGREEMENTS - 1.6%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$405,000	405,000
Barclays Capital PLC Joint Repurchase Agreement(1)	490,000	490,000
BNP Paribas SA Joint Repurchase Agreement(1)	315,000	315,000
Deutsche Bank AG Joint Repurchase Agreement(1)	315,000	315,000
UBS Securities LLC Joint Repurchase Agreement(1)	405,000	405,000

Total Repurchase Agreements
(cost $1,930,000)		1,930,000

TOTAL INVESTMENTS
(cost $101,719,730)(2)	99.7%	117,269,584
Other assets less liabilities	0.3	383,493

NET ASSETS	100.0%	$117,653,077

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ETF  - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$6,905,717	$—	$—	$6,905,717
Other Industries*	104,124,091	—	—	104,124,091
Exchange-Traded Funds	4,309,776	—	—	4,309,776
Repurchase Agreements	—	1,930,000	—	1,930,000

Total	$115,339,584	$1,930,000	$—	$117,269,584

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.2%
Advertising Agencies - 1.4%

Interpublic Group of Cos., Inc.	456,740	$7,828,524

Aerospace/Defense-Equipment - 0.2%

B/E Aerospace, Inc.†	14,915	1,294,473

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	55,420	3,748,055
Microsoft Corp.	163,370	6,696,536

		10,444,591

Banks-Super Regional - 3.8%

PNC Financial Services Group, Inc.	185,275	16,118,925
Wells Fargo & Co.	114,000	5,670,360

		21,789,285

Beverages-Non-alcoholic - 0.9%

Monster Beverage Corp.†	72,265	5,018,804

Brewery - 1.9%

Anheuser-Busch InBev NV ADR	103,630	10,912,239

Building-Heavy Construction - 1.1%

Chicago Bridge & Iron Co. NV	74,040	6,452,586

Building-Residential/Commercial - 1.4%

D.R. Horton, Inc.	365,100	7,904,415

Casino Hotels - 0.2%

Las Vegas Sands Corp.	16,600	1,340,948

Coffee - 1.1%

Keurig Green Mountain, Inc.	60,540	6,392,419

Commercial Services-Finance - 0.6%

Global Payments, Inc.	42,800	3,043,508
Heartland Payment Systems, Inc.	12,400	513,980

		3,557,488

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	70,900	3,588,249

Computers - 3.6%

Apple, Inc.	30,580	16,413,509
Hewlett-Packard Co.	136,440	4,415,199

		20,828,708

Computers-Memory Devices - 1.1%

EMC Corp.	235,730	6,461,359

Cosmetics & Toiletries - 1.3%

Procter & Gamble Co.	89,440	7,208,864

Distribution/Wholesale - 2.1%

Fossil Group, Inc.†	32,200	3,754,842
WESCO International, Inc.†	97,900	8,147,238

		11,902,080

Diversified Banking Institutions - 4.8%

Citigroup, Inc.	214,185	10,195,206
JPMorgan Chase & Co.	289,150	17,554,296

		27,749,502

Diversified Manufacturing Operations - 1.3%

Eaton Corp. PLC	100,730	7,566,838

E-Commerce/Products - 1.0%

eBay, Inc.†	99,610	5,502,456

E-Commerce/Services - 0.4%

Priceline Group, Inc.†	1,800	2,145,402

E-Services/Consulting - 0.9%

CDW Corp.	189,900	5,210,856

Electric-Integrated - 0.7%

NextEra Energy, Inc.	42,225	4,037,555

Enterprise Software/Service - 1.3%

Oracle Corp.	187,325	7,663,466

Financial Guarantee Insurance - 0.8%

Assured Guaranty, Ltd.	172,783	4,374,866

Gold Mining - 0.6%

Barrick Gold Corp.	188,300	3,357,389

Hotel/Motels - 1.2%

Starwood Hotels & Resorts Worldwide, Inc.	86,650	6,897,340

Instruments-Controls - 0.5%

Honeywell International, Inc.	29,335	2,721,115

Insurance-Life/Health - 2.1%

Aflac, Inc.	111,966	7,058,337
Lincoln National Corp.	100,100	5,072,067

		12,130,404

Investment Management/Advisor Services - 4.6%

Ameriprise Financial, Inc.	66,015	7,266,271
Artisan Partners Asset Management, Inc., Class A	42,600	2,737,050
BlackRock, Inc.	35,155	11,055,544
Waddell & Reed Financial, Inc., Class A	75,729	5,575,169

		26,634,034

Machinery-Farming - 1.4%

AGCO Corp.	145,995	8,053,084

Machinery-Pumps - 1.4%

Flowserve Corp.	101,718	7,968,588

Medical Instruments - 0.9%

St Jude Medical, Inc.	75,460	4,934,329

Medical Products - 1.6%

Covidien PLC	122,615	9,031,821

Medical-Biomedical/Gene - 4.0%

Amgen, Inc.	121,360	14,968,542
Celgene Corp.†	18,300	2,554,680
Gilead Sciences, Inc.†	76,300	5,406,618

		22,929,840

Medical-Drugs - 6.2%

Bristol-Myers Squibb Co.	86,220	4,479,129
Eli Lilly & Co.	100,880	5,937,797
Merck & Co., Inc.	246,695	14,004,875
Pfizer, Inc.	127,983	4,110,814
Salix Pharmaceuticals, Ltd.†	48,000	4,973,280
Zoetis, Inc.	67,695	1,959,093

		35,464,988

Medical-Generic Drugs - 0.3%

Actavis PLC†	7,500	1,543,875

Medical-HMO - 2.1%
Cigna Corp.	98,250	8,226,472
WellPoint, Inc.	37,100	3,693,305

		11,919,777

Medical-Hospitals - 0.7%

Universal Health Services, Inc., Class B	50,900	4,177,363

Medical-Wholesale Drug Distribution - 0.6%

McKesson Corp.	20,560	3,630,279

Motorcycle/Motor Scooter - 0.9%

Harley-Davidson, Inc.	75,300	5,015,733

Networking Products - 1.1%

Cisco Systems, Inc.	271,700	6,088,797

Office Furnishings-Original - 0.8%

Herman Miller, Inc.	150,700	4,841,991

Oil & Gas Drilling - 1.8%

Atwood Oceanics, Inc.†	84,858	4,275,995
Ensco PLC, Class A	109,790	5,794,716

		10,070,711

Oil Companies-Exploration & Production - 3.8%

Anadarko Petroleum Corp.	90,030	7,630,943
Continental Resources, Inc.†	43,000	5,343,610
Pioneer Natural Resources Co.	14,150	2,648,031
Whiting Petroleum Corp.†	93,215	6,468,189

		22,090,773

Oil Companies-Integrated - 1.7%

Chevron Corp.	83,370	9,913,527

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	51,700	3,193,509

Rental Auto/Equipment - 0.1%

Hertz Global Holdings, Inc.†	18,100	482,184

Retail-Apparel/Shoe - 0.6%

PVH Corp.	27,341	3,411,337

Retail-Appliances - 0.5%

Conn’s, Inc.†	74,300	2,886,555

Retail-Auto Parts - 1.0%

AutoZone, Inc.†	11,225	6,028,948

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†	28,400	1,953,920

Retail-Building Products - 1.8%

Home Depot, Inc.	16,100	1,273,993
Lowe’s Cos., Inc.	181,050	8,853,345

		10,127,338

Retail-Discount - 2.3%

Dollar Tree, Inc.†	202,205	10,551,057
Wal-Mart Stores, Inc.	35,510	2,714,029

		13,265,086

Retail-Drug Store - 2.2%

CVS Caremark Corp.	66,510	4,978,939
Walgreen Co.	117,475	7,756,874

		12,735,813

Schools - 1.6%

American Public Education, Inc.†	113,300	3,974,564
Grand Canyon Education, Inc.†	100,312	4,684,570
ITT Educational Services, Inc.†	14,800	424,464

		9,083,598

Semiconductor Components-Integrated Circuits - 1.4%

NXP Semiconductor NV†	57,070	3,356,287
QUALCOMM, Inc.	58,215	4,590,835

		7,947,122

Telephone-Integrated - 0.7%

Verizon Communications, Inc.	81,055	3,855,786

Television - 1.6%

CBS Corp., Class B	149,025	9,209,745

Tobacco - 1.3%

Altria Group, Inc.	200,345	7,498,913

Toys - 1.0%

Mattel, Inc.	150,720	6,045,379

Transport-Rail - 1.9%

Norfolk Southern Corp.	111,830	10,866,521

Transport-Services - 1.8%

FedEx Corp.	79,625	10,555,090

Web Hosting/Design - 1.0%

Web.com Group, Inc.†	165,500	5,631,965

Web Portals/ISP - 1.9%

Google, Inc., Class A†	10,030	11,178,535

Wire & Cable Products - 1.0%

Belden, Inc.	85,882	5,977,387

Total Long-Term Investment Securities
(cost $454,546,175)		558,526,462

REPURCHASE AGREEMENTS - 2.4%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,845,000	2,845,000
Barclays Capital PLC Joint Repurchase Agreement(1)	3,330,000	3,330,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,205,000	2,205,000
Deutsche Bank AG Joint Repurchase Agreement(1)	2,205,000	2,205,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,845,000	2,845,000

Total Repurchase Agreements
(cost $13,430,000)		13,430,000

TOTAL INVESTMENTS
(cost $467,976,175)(2)	99.6%	571,956,462
Other assets less liabilities	0.4	2,515,284

NET ASSETS	100.0%	$574,471,746

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$35,464,988	$—	$—	$35,464,988
Other Industries*	523,061,474	—	—	523,061,474
Repurchase Agreements	—	13,430,000	—	13,430,000

Total	$558,526,462	$13,430,000	$—	$571,956,462

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Agricultural Chemicals - 1.1%

Monsanto Co.	120,483	$13,707,351

Airlines - 2.3%

Spirit Airlines, Inc.†	292,031	17,346,641
United Continental Holdings, Inc.†	280,093	12,500,551

		29,847,192

Appliances - 1.3%

Whirlpool Corp.	117,353	17,539,579

Applications Software - 1.4%

Demandware, Inc.†	84,886	5,437,797
Salesforce.com, Inc.†	224,002	12,788,274

		18,226,071

Auto/Truck Parts & Equipment-Original - 0.8%

Tenneco, Inc.†	171,326	9,948,901

Brewery - 1.0%

Anheuser-Busch InBev NV ADR	125,129	13,176,084

Building & Construction Products-Misc. - 2.2%

Armstrong World Industries, Inc.†	275,395	14,664,784
Owens Corning	317,906	13,724,002

		28,388,786

Building-Residential/Commercial - 0.8%

Lennar Corp., Class A	262,471	10,399,101

Cable/Satellite TV - 1.1%

DIRECTV†	181,267	13,852,424

Casino Hotels - 0.9%

Melco Crown Entertainment, Ltd. ADR†	300,823	11,626,809

Chemicals-Specialty - 1.2%

Platform Specialty Products Corp.†	827,013	15,754,598

Coffee - 1.7%

Keurig Green Mountain, Inc.	207,688	21,929,776

Computer Aided Design - 1.5%

Autodesk, Inc.†	407,283	20,030,178

Computer Graphics - 0.4%

Tableau Software, Inc., Class A†	74,237	5,647,951

Computer Services - 2.6%

Cognizant Technology Solutions Corp., Class A†	259,712	13,144,024
FleetMatics Group PLC†	222,817	7,453,229
IHS, Inc., Class A†	110,376	13,410,684

		34,007,937

Computer Software - 1.0%

Akamai Technologies, Inc.†	223,829	13,029,086

Computers - 3.6%

Apple, Inc.	86,150	46,240,151

Computers-Memory Devices - 1.1%

SanDisk Corp.	172,675	14,019,483

Containers-Paper/Plastic - 1.0%

Rock-Tenn Co. Class A	120,338	12,704,083

Cosmetics & Toiletries - 0.4%

Coty, Inc., Class A	331,648	4,968,087

Distribution/Wholesale - 1.9%

HD Supply Holdings, Inc.†	528,108	13,810,024
WESCO International, Inc.†	130,195	10,834,828

		24,644,852

Diversified Financial Services - 0.9%

Julius Baer Group, Ltd.(2)	266,181	11,831,604

Diversified Manufacturing Operations - 1.1%

Textron, Inc.	355,077	13,950,975

E-Commerce/Products - 1.6%

Amazon.com, Inc.†	61,049	20,544,210

E-Commerce/Services - 5.9%

Angie’s List, Inc.†	500,123	6,091,498
Netflix, Inc.†	52,541	18,496,008
Priceline Group, Inc.†	21,429	25,541,011
TripAdvisor, Inc.†	133,064	12,054,268
Zillow, Inc., Class A†	167,084	14,720,100

		76,902,885

Electronic Components-Semiconductors - 0.7%

First Solar, Inc.†	130,274	9,091,822

Electronic Design Automation - 1.3%

Cadence Design Systems, Inc.†	1,052,760	16,359,890

Enterprise Software/Service - 2.1%

Concur Technologies, Inc.†	187,725	18,597,916
Tyler Technologies, Inc.†	105,033	8,789,161

		27,387,077

Entertainment Software - 1.3%

Activision Blizzard, Inc.	821,709	16,795,732

Filtration/Separation Products - 1.0%

Pall Corp.	152,038	13,602,840

Food-Dairy Products - 1.2%

WhiteWave Foods Co., Class A†	561,451	16,023,812

Food-Retail - 1.8%

Sprouts Farmers Market, Inc.†	316,600	11,407,098
Whole Foods Market, Inc.	248,096	12,580,948

		23,988,046

Hazardous Waste Disposal - 1.1%

Clean Harbors, Inc.†	250,052	13,700,349

Heart Monitors - 1.1%

HeartWare International, Inc.†	146,587	13,746,929

Hotel/Motels - 0.8%

Wyndham Worldwide Corp.	133,571	9,781,404

Human Resources - 1.7%

Manpowergroup, Inc.	158,608	12,503,068
Team Health Holdings, Inc.†	216,417	9,684,661

		22,187,729

Industrial Audio & Video Products - 0.7%

Imax Corp.†	342,680	9,365,444

Industrial Automated/Robotic - 1.0%

Cognex Corp.†	377,875	12,794,848

Internet Content-Entertainment - 2.7%

Facebook, Inc., Class A†	584,164	35,190,039

Internet Content-Information/News - 0.3%

Yelp, Inc.†	44,532	3,425,847

Internet Incubators - 0.9%

HomeAway, Inc.†	293,867	11,069,970

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	149,245	15,913,994

Investment Management/Advisor Services - 1.7%

Artisan Partners Asset Management, Inc., Class A	145,304	9,335,782
BlackRock, Inc.	39,470	12,412,526

		21,748,308

Lighting Products & Systems - 0.8%

Acuity Brands, Inc.	81,016	10,740,291

Medical Instruments - 0.9%

DexCom, Inc.†	298,476	12,344,967

Medical Labs & Testing Services - 1.1%

Covance, Inc.†	139,812	14,526,467

Medical-Biomedical/Gene - 3.0%

Amgen, Inc.	107,020	13,199,847
Gilead Sciences, Inc.†	186,454	13,212,130
Regeneron Pharmaceuticals, Inc.†	43,889	13,178,989

		39,590,966

Medical-Drugs - 4.2%

AstraZeneca PLC(2)	220,896	14,312,523
Bristol-Myers Squibb Co.	455,065	23,640,627
H. Lundbeck A/S(2)	159,685	4,924,312
Salix Pharmaceuticals, Ltd.†	119,014	12,331,040

		55,208,502

Medical-Generic Drugs - 1.7%

Actavis PLC†	106,235	21,868,475

Motion Pictures & Services - 0.8%

DreamWorks Animation SKG, Inc., Class A†	387,900	10,298,745

Networking Products - 1.1%

Palo Alto Networks, Inc.†	205,046	14,066,156

Oil Companies-Exploration & Production - 3.0%

Cobalt International Energy, Inc.†	206,218	3,777,914
Energen Corp.	155,565	12,571,208
Pioneer Natural Resources Co.	120,990	22,642,068

		38,991,190

Pharmacy Services - 1.2%

Catamaran Corp.†	343,563	15,377,880

Recreational Centers - 0.7%

Life Time Fitness, Inc.†	185,203	8,908,264

Rental Auto/Equipment - 0.9%

Hertz Global Holdings, Inc.†	452,263	12,048,286

Retail-Apparel/Shoe - 3.4%

Lululemon Athletica, Inc.†	368,596	19,384,464
PVH Corp.	108,519	13,539,915
Ross Stores, Inc.	157,274	11,252,955

		44,177,334

Retail-Building Products - 2.2%

Lowe’s Cos., Inc.	510,004	24,939,196
Lumber Liquidators Holdings, Inc.†	33,875	3,177,475

		28,116,671

Retail-Home Furnishings - 0.6%

Pier 1 Imports, Inc.	426,527	8,052,830

Retail-Restaurants - 3.2%

Bloomin’ Brands, Inc.†	526,734	12,694,289
Buffalo Wild Wings, Inc.†	83,299	12,403,221
Panera Bread Co., Class A†	92,067	16,247,064

		41,344,574

Retail-Sporting Goods - 0.9%

Dick’s Sporting Goods, Inc.	219,011	11,960,191

Satellite Telecom - 0.7%

DigitalGlobe, Inc.†	321,132	9,316,039

Semiconductor Components-Integrated Circuits - 2.0%

NXP Semiconductor NV†	445,541	26,202,266

Web Portals/ISP - 4.4%

Dropbox, Inc.†(1)(3)(4)	353,044	6,743,564
Google, Inc., Class A†	33,946	37,833,157
Yahoo!, Inc.†	356,988	12,815,869

		57,392,590

Total Common Stocks
(cost $1,056,185,830)		1,275,624,918

CONVERTIBLE PREFERRED SECURITIES - 1.3%
Data Processing/Management - 0.2%

Cloudera, Inc. Series F†(1)(3)(4)	129,662	2,748,056

E-Commerce/Products - 0.3%

One Kings Lane, Inc.†(1)(3)(4)	291,563	4,495,027

Electronic Forms - 0.2%

Docusign, Inc. Series B†(1)(3)(4)	8,662	113,753
Docusign, Inc. Series B-1†(1)(3)(4)	2,594	34,065
Docusign, Inc. Series D†(1)(3)(4)	6,224	81,736
Docusign, Inc. Series E†(1)(3)(4)	160,967	2,113,883

		2,343,437

Electric Products-Misc. - 0.6%

Mobileye NV†(1)(3)(4)	196,222	8,031,367

Total Convertible Preferred Securities
(cost $15,574,490)		17,617,887

Total Long-Term Investment Securities
(cost $1,071,760,320)		1,293,242,805

REPURCHASE AGREEMENTS - 0.7%

Bank of America Securities LLC Joint Repurchase Agreement(5)	$1,765,000	1,765,000
Barclays Capital PLC Joint Repurchase Agreement(5)	2,070,000	2,070,000
BNP Paribas SA Joint Repurchase Agreement(5)	1,370,000	1,370,000

Deutsche Bank AG Joint Repurchase Agreement(5)	1,370,000	1,370,000
UBS Securities LLC Joint Repurchase Agreement(5)	1,765,000	1,765,000

Total Repurchase Agreements
(cost $8,340,000)		8,340,000

TOTAL INVESTMENTS
(cost $1,080,100,320)(6)	100.2%	1,301,582,805
Liabilities in excess of other assets	(0.2)	(2,329,813)

NET ASSETS	100.0%	$1,299,252,992

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $31,068,439 representing 2.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Cloudera, Inc., Series F
Convertible Preferred Security	02/05/2014	129,662	$1,887,879	$2,748,056	$21.20	0.2%
Docusign, Inc., Series B
Convertible Preferred Security	02/28/2014	8,662	113,753	113,753	13.13	0.0
Docusign, Inc., Series B-1
Convertible Preferred Security	02/28/2014	2,594	34,065	34,065	13.13	0.0
Docusign, Inc., Series D
Convertible Preferred Security	02/28/2014	6,224	81,736	81,736	13.13	0.0
Docusign, Inc., Series E
Convertible Preferred Security	02/28/2014	160,967	2,113,883	2,113,883	13.13	0.2
Dropbox, Inc.
Common Stock	05/01/2012	353,044	3,195,650	6,743,564	19.10	0.5
Mobileye NV
Convertible Preferred Security	08/13/2013	196,222	6,848,148	8,031,367	40.93	0.6
One Kings Lane, Inc.
Convertible Preferred Security	01/28/2014	291,563	4,495,027	4,495,027	15.42	0.4

				$24,361,451		1.9%

(4)	Illiquid security. At March 31, 2014, the aggregate value of these securities was $24,361,451 representing 1.9% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Financial Services	$—	$11,831,604	$—	$11,831,604
E-Commerce/Services	76,902,885	—	—	76,902,885
Medical-Drugs	35,971,667	19,236,835	—	55,208,502
Web Portals/ISP	50,649,026	—	6,743,564	57,392,590
Other Industries*	1,074,289,337	—	—	1,074,289,337
Convertible Preferred Securities	—	—	17,617,887	17,617,887
Repurchase Agreements	—	8,340,000	—	8,340,000

Total	$1,237,812,915	$39,408,439	$24,361,451	$1,301,582,805

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $14,312,523 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of 12/31/2013	$4,162,978	$7,631,074	$367,882
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	2,580,586	1,260,471	—
Change in unrealized depreciation(1)	—	—	(363,463)
Net purchases	—	8,726,342	—
Net sales	—	—	(4,419)
Transfers in of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 03/31/2014	$6,743,564	$17,617,887	$—

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2014 includes:

	Common Stocks	Convertible Preferred Securities	Warrants
	$2,580,586	$1,260,471	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 03/31/2014(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Common Stock	$6,743,564	Market Comparable	Transaction Price of a New Share Class*	$19.1012
Convertible Preferred Stock	$8,031,367	Market Comparable	Estimated EBITDA Multiple* Discount for Lack of Marketability	10.93x 10.0%
	$2,748,056	Market Comparable	Transaction Price*/ Implied Value	$14.56 – $27.828 ($21.194)
			from a Market Transaction*

(1)	The Portfolio’s securities classified as Level 3 with a fair value of $6,838,464 as of March 31, 2014, are attributable to securities valued at their respective transaction (cost) and price.
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

EBITDA-Earnings Before Interest, Taxes, Depreciation, and Amortization

See Notes to Portfolio of Investments.

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Agricultural Chemicals - 1.1%

Mosaic Co.	50,163	$2,508,150

Coal - 2.5%

CONSOL Energy, Inc.	91,447	3,653,307
Mongolian Mining Corp.†(1)	22,529,320	2,177,303

		5,830,610

Diversified Minerals - 7.6%

Anglo American PLC(1)	341,491	8,709,427
BHP Billiton PLC(1)	173,765	5,363,716
Western Areas, Ltd.(1)	1,259,585	3,880,766

		17,953,909

Electronic Components-Semiconductors - 2.0%

First Solar, Inc.†	66,368	4,631,823

Energy-Alternate Sources - 0.5%

Pattern Energy Group, Inc.	43,175	1,171,338

Engineering/R&D Services - 1.1%

KBR, Inc.	101,212	2,700,336

Gold Mining - 4.4%

Barrick Gold Corp.(NYSE)	36,120	644,019
Barrick Gold Corp.(TSE)	202,610	3,606,843
Medusa Mining, Ltd.†(1)	1,896,038	3,659,450
New Gold, Inc.†	517,968	2,527,684

		10,437,996

Metal-Copper - 3.2%

First Quantum Minerals, Ltd.	409,877	7,574,660

Metal-Diversified - 6.0%

Rio Tinto PLC(1)	254,837	14,212,160

Metal-Iron - 3.6%

Fortescue Metals Group, Ltd.(1)	1,120,824	5,490,408
Vale SA ADR	227,727	3,149,465

		8,639,873

Oil & Gas Drilling - 2.0%

Patterson-UTI Energy, Inc.	150,398	4,764,609

Oil Companies-Exploration & Production - 27.9%

Anadarko Petroleum Corp.	39,857	3,378,279
Apache Corp.	54,403	4,512,729
Beach Energy, Ltd.(1)	2,521,748	3,990,533
BG Group PLC(1)	754,439	14,070,528
Canadian Natural Resources, Ltd.	67,100	2,571,711
Cobalt International Energy, Inc.†	152,447	2,792,829
EOG Resources, Inc.	41,011	8,045,128
MEG Energy Corp.†	167,500	5,660,606
Oil Search, Ltd.(1)	607,655	4,769,246
Ophir Energy PLC†(1)	800,643	3,202,735
Pioneer Natural Resources Co.	36,079	6,751,824
Southwestern Energy Co.†	61,755	2,841,348
Tullow Oil PLC(1)	277,452	3,466,123

		66,053,619

Oil Companies-Integrated - 22.1%

BP PLC ADR	215,863	10,383,010
Chevron Corp.	82,625	9,824,939
Exxon Mobil Corp.	23,210	2,267,153
Galp Energia SGPS SA(1)	278,736	4,819,208
Imperial Oil, Ltd.	178,671	8,317,135
PetroChina Co., Ltd., Class H(1)	3,426,000	3,706,920
Petroleo Brasileiro SA ADR	257,809	3,390,188
Phillips 66	78,212	6,027,017
Royal Dutch Shell PLC, Class A(1)	96,769	3,537,223

		52,272,793

Oil Refining & Marketing - 1.0%

Reliance Industries, Ltd. GDR (LSE)(1)*	65,217	2,023,484
Reliance Industries, Ltd. GDR (OTC)*	9,137	283,247

		2,306,731

Oil-Field Services - 2.3%

Halliburton Co.	94,535	5,567,166

Petrochemicals - 0.2%

Mitsui Chemicals, Inc.(1)	164,000	401,579

Pipelines - 3.5%

Enbridge, Inc.	183,946	8,371,382

Rubber & Vinyl - 1.5%

JSR Corp.(1)	189,500	3,506,700

Steel Pipe & Tube - 1.0%

Vallourec SA(1)	45,460	2,471,208

Steel-Producers - 1.9%

POSCO ADR	66,101	4,588,070

Steel-Specialty - 2.8%

Allegheny Technologies, Inc.	178,535	6,727,199

Total Common Stocks
(cost $221,624,449)		232,691,911

PREFERRED SECURITIES - 0.9%
Oil Companies-Integrated - 0.9%

Petroleo Brasileiro SA ADR
(cost $1,954,027)	159,930	2,218,229

Total Long-Term Investment Securities
(cost $223,578,476)		234,910,140

REPURCHASE AGREEMENTS - 1.1%

Bank of America Securities LLC
Joint Repurchase Agreement(2)	$525,000	525,000
Barclays Capital PLC
Joint Repurchase Agreement(2)	625,000	625,000
BNP Paribas SA
Joint Repurchase Agreement(2)	405,000	405,000
Deutsche Bank AG
Joint Repurchase Agreement(2)	405,000	405,000
UBS Securities LLC
Joint Repurchase Agreement(2)	525,000	525,000

Total Repurchase Agreements
(cost $2,485,000)		2,485,000

TOTAL INVESTMENTS
(cost $226,063,476)(3)	100.2%	237,395,140
Liabilities in excess of other assets	(0.2)	(414,303)

NET ASSETS	100.0%	$236,980,837

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $2,306,731 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $93,458,717 representing 39.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

NYSE - New York Stock Exchange

OTC - Over the Counter

TSE - Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Coal	$3,653,307	$2,177,303	$—	$5,830,610
Diversified Minerals	—	17,953,909	—	17,953,909
Gold Mining	6,778,546	3,659,450	—	10,437,996
Metal-Diversified	—	14,212,160	—	14,212,160
Metal-Iron	3,149,465	5,490,408	—	8,639,873
Oil Companies - Exploration & Production	36,554,454	29,499,165	—	66,053,619
Oil Companies - Integrated	40,209,442	12,063,351	—	52,272,793
Oil Refining & Marketing	283,247	2,023,484	—	2,306,731
Petrochemicals	—	401,579	—	401,579
Rubber & Vinyl	—	3,506,700	—	3,506,700
Steel Pipe & Tube	—	2,471,208	—	2,471,208
Other Industries*	48,604,733	—	—	48,604,733
Preferred Securities	2,218,229	—	—	2,218,229
Repurchase Agreements	—	2,485,000	—	2,485,000

Total	$141,451,423	$95,943,717	$—	$237,395,140

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $87,450,285 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 64.3%
Advertising Agencies - 0.9%

Interpublic Group of Cos., Inc.	11,775	$201,824

Aerospace/Defense - 0.3%

Boeing Co.	480	60,235

Aerospace/Defense-Equipment - 0.2%

B/E Aerospace, Inc.†	400	34,716

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	1,430	96,711
Microsoft Corp.	7,570	310,294

		407,005

Banks-Super Regional - 2.5%

PNC Financial Services Group, Inc.	4,775	415,425
Wells Fargo & Co.	2,825	140,515

		555,940

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	1,640	113,898

Brewery - 1.6%

Anheuser-Busch InBev NV ADR	3,315	349,069

Building-Heavy Construction - 0.7%

Chicago Bridge & Iron Co. NV	1,795	156,434

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	8,535	184,783

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	1,100	55,022
DIRECTV†	1,000	76,420

		131,442

Casino Hotels - 0.6%

Las Vegas Sands Corp.	1,730	139,749

Coffee - 0.5%

Keurig Green Mountain, Inc.	1,135	119,845

Computer Services - 1.0%

Accenture PLC, Class A	625	49,825
Cognizant Technology Solutions Corp., Class A†	1,900	96,159
International Business Machines Corp.	455	87,583

		233,567

Computers - 2.5%

Apple, Inc.	865	464,280
Hewlett-Packard Co.	3,200	103,552

		567,832

Computers-Memory Devices - 0.8%

EMC Corp.	6,130	168,023

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	2,460	198,276

Distribution/Wholesale - 0.7%

WESCO International, Inc.†	1,875	156,038

Diversified Banking Institutions - 3.5%

Citigroup, Inc.	6,560	312,256
JPMorgan Chase & Co.	7,980	484,466

		796,722

Diversified Manufacturing Operations - 1.2%

Eaton Corp. PLC	3,595	270,056

E-Commerce/Products - 0.7%

eBay, Inc.†	2,870	158,539

E-Commerce/Services - 0.5%

priceline.com, Inc.†	95	113,230

E-Services/Consulting - 0.4%

CDW Corp.	3,500	96,040

Electric-Integrated - 0.5%

NextEra Energy, Inc.	1,070	102,313

Enterprise Software/Service - 1.1%

Oracle Corp.	6,255	255,892

Hotel/Motels - 0.8%

Starwood Hotels & Resorts Worldwide, Inc.	2,155	171,538

Instruments-Controls - 0.3%

Honeywell International, Inc.	800	74,208

Insurance-Life/Health - 0.8%

Aflac, Inc.	2,335	147,198
Lincoln National Corp.	725	36,736

		183,934

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	1,100	66,264

Investment Management/Advisor Services - 2.6%

Ameriprise Financial, Inc.	845	93,009
BlackRock, Inc.	1,185	372,659
Waddell & Reed Financial, Inc., Class A	1,665	122,577

		588,245

Machinery-Farming - 1.1%

AGCO Corp.	2,300	126,868
Deere & Co.	1,245	113,046

		239,914

Machinery-Pumps - 0.5%

Flowserve Corp.	1,330	104,192

Medical Instruments - 0.3%

St Jude Medical, Inc.	1,025	67,025

Medical Products - 0.8%

Covidien PLC	2,560	188,570

Medical-Biomedical/Gene - 2.8%

Amgen, Inc.	3,255	401,472
Biogen Idec, Inc.†	320	97,878
Gilead Sciences, Inc.†	1,900	134,634

		633,984

Medical-Drugs - 3.9%

Bristol-Myers Squibb Co.	2,295	119,225
Eli Lilly & Co.	2,415	142,147
Johnson & Johnson	585	57,465
Merck & Co., Inc.	4,860	275,902
Pfizer, Inc.	3,605	115,793
Salix Pharmaceuticals, Ltd.†	1,200	124,332
Zoetis, Inc.	1,561	45,175

		880,039

Medical-HMO - 1.4%

Aetna, Inc.	1,300	97,461
Cigna Corp.	1,095	91,684
UnitedHealth Group, Inc.	1,390	113,966

		303,111

Medical-Wholesale Drug Distribution - 0.8%

McKesson Corp.	1,015	179,219

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	1,650	109,907

Multimedia - 0.4%

Walt Disney Co.	1,000	80,070

Networking Products - 0.7%

Cisco Systems, Inc.	6,975	156,310

Office Furnishings-Original - 0.1%

Herman Miller, Inc.	900	28,917

Oil & Gas Drilling - 1.4%

Atwood Oceanics, Inc.†	1,600	80,624
Ensco PLC, Class A	4,520	238,566

		319,190

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	2,170	183,929
Continental Resources, Inc.†	820	101,901
Pioneer Natural Resources Co.	350	65,499
Whiting Petroleum Corp.†	1,225	85,003

		436,332

Oil Companies-Integrated - 1.7%

Chevron Corp.	3,280	390,025

Oil-Field Services - 0.5%

Schlumberger, Ltd.	1,100	107,250

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	1,460	109,631

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	1,160	82,998

Retail-Auto Parts - 1.0%

AutoZone, Inc.†	435	233,638

Retail-Building Products - 1.8%

Home Depot, Inc.	1,450	114,739
Lowe’s Cos., Inc.	5,955	291,199

		405,938

Retail-Discount - 1.4%

Dollar Tree, Inc.†	4,560	237,941
Wal-Mart Stores, Inc.	1,105	84,455

		322,396

Retail-Drug Store - 2.2%

CVS Caremark Corp.	3,615	270,619
Walgreen Co.	3,235	213,607

		484,226

Semiconductor Components-Integrated Circuits - 0.8%

NXP Semiconductor NV†	1,450	85,275
QUALCOMM, Inc.	1,320	104,095

		189,370

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	1,960	93,237

Television - 0.7%

CBS Corp., Class B	2,670	165,006

Tobacco - 0.9%

Altria Group, Inc.	5,440	203,619

Toys - 0.5%

Mattel, Inc.	2,975	119,327

Transport-Rail - 1.8%

Norfolk Southern Corp.	4,065	394,996

Transport-Services - 1.3%

FedEx Corp.	2,210	292,958

Web Portals/ISP - 1.8%

Google, Inc., Class A†	355	395,651

Wire & Cable Products - 0.4%

Belden, Inc.	1,400	97,440

Total Common Stocks (cost $11,540,642)		14,470,143

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Insurance-Property/Casualty - 0.3%

ACE Capital Trust II 9.70% due 04/01/2030	$50,000	72,250

Insurance-Mutual - 0.4%

Liberty Mutual Insurance Co. 7.88% due 10/15/2026*	75,000	91,326

Total Preferred Securities/Capital Securities
(cost $133,469)		163,576

U.S. CORPORATE BONDS & NOTES - 3.1%
Agricultural Operations - 0.2%

Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	56,620

Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	25,799	29,282

Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	55,516

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	22,554	25,937

		110,735

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	37,129

Diversified Banking Institutions - 0.7%

JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	43,376
Morgan Stanley Senior Notes 5.45% due 01/09/2017	100,000	110,551

		153,927

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	38,753
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,252

		50,005

Finance-Credit Card - 0.1%

Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,359

Investment Management/Advisor Services - 0.0%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,467

Multimedia - 0.1%

21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	29,876

Real Estate Investment Trusts - 0.8%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,192
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,874
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	43,613
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,477
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,710
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	60,205

		177,071

Transport-Services - 0.3%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023(3)	64,954	75,996

Total U.S. Corporate Bonds & Notes
(cost $623,040)		706,185

U.S. GOVERNMENT AGENCIES - 11.3%
Federal Home Loan Mtg. Corp. - 3.5%

4.00% due April TBA	300,000	311,215
4.50% due 02/01/2039	231,976	247,124
5.50% due April TBA	200,000	219,938

		778,277

Federal National Mtg. Assoc. - 5.3%

3.50% due April TBA	50,000	50,297
4.50% due April TBA	900,000	960,047
5.00% due 03/01/2019	85,663	91,585
5.00% due 04/01/2019	22,611	24,195
6.00% due 06/01/2040	64,620	72,073

		1,198,197

Government National Mtg. Assoc. - 2.5%

5.00% due 11/15/2034	56,479	62,335
5.00% due 11/15/2035	43,372	47,431
6.00% due April TBA	200,000	223,727
6.50% due 08/15/2023	550	619
6.50% due 09/15/2023	3,612	4,071
6.50% due 10/15/2023	529	597
6.50% due 11/15/2023	36,822	41,507
6.50% due 12/15/2023	55,430	62,474
6.50% due 09/15/2028	3,681	4,150
6.50% due 11/15/2028	12,918	14,564
6.50% due 10/15/2031	1,109	1,250
6.50% due 02/15/2035	36,303	41,731
7.00% due 01/15/2033	5,915	6,900
7.00% due 05/15/2033	36,012	42,418

		553,774

Total U.S. Government Agencies
(cost $2,474,079)		2,530,248

U.S. GOVERNMENT TREASURIES - 17.4%
United States Treasury Bonds - 2.7%

2.88% due 05/15/2043	340,000	296,756
4.38% due 11/15/2039	40,000	46,175
4.63% due 02/15/2040	210,000	251,770

		594,701

United States Treasury Notes - 14.7%

0.25% due 09/30/2015	230,000	230,090
0.25% due 11/30/2015	335,000	334,765
0.38% due 06/30/2015	20,000	20,052
0.38% due 08/31/2015	50,000	50,123
1.00% due 05/31/2018	500,000	490,860
1.25% due 10/31/2015	300,000	304,641
1.25% due 11/30/2018	175,000	171,938
1.38% due 09/30/2018	170,000	168,473
1.50% due 01/31/2019	120,000	118,950
1.63% due 08/15/2022	405,000	376,587
1.63% due 11/15/2022	70,000	64,777
1.75% due 05/15/2023	30,000	27,792

2.75% due 11/15/2023	285,000	286,291
2.75% due 02/15/2024	145,000	145,317
3.88% due 05/15/2018	300,000	329,859
4.63% due 02/15/2017	175,000	193,758

		3,314,273

Total U.S. Government Treasuries
(cost $3,850,160)		3,908,974

Total Long-Term Investment Securities
(cost $18,621,390)		21,779,126

REPURCHASE AGREEMENTS - 10.1%

Bank of America Securities LLC Joint Repurchase Agreement(1)	475,000	475,000
Barclays Capital PLC Joint Repurchase Agreement(1)	570,000	570,000
BNP Paribas SA Joint Repurchase Agreement(1)	370,000	370,000
Deutsche Bank AG Joint Repurchase Agreement(1)	370,000	370,000
UBS Securities LLC Joint Repurchase Agreement(1)	475,000	475,000

Total Repurchase Agreements
(cost $2,260,000)		2,260,000

TOTAL INVESTMENTS
(cost $20,881,390)(2)	106.9%	24,039,126
Liabilities in excess of other assets	(6.9)	(1,550,141)

NET ASSETS	100.0%	$22,488,985

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $147,946 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 2.

ADR -	American Depository Receipt
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
5	Short	S&P 500 E-Mini Index	June 2014	$462,663	$466,150	$(3,487)
1	Short	U.S. Treasury 10 Year Note	June 2014	124,380	123,500	880

						$(2,607)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$14,470,143	$—	$—	$14,470,143
Preferred Securities/Capital Securities	—	163,576	—	163,576
U.S. Corporate Bonds & Notes:
Transport-Services	—	—	75,996	75,996
Other Industries*	—	630,189	—	630,189
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	1,198,197	—	1,198,197
Other Government Agencies*	—	1,332,051	—	1,332,051
U.S. Government Treasuries:
United States Treasury Bonds	—	594,701	—	594,701
United States Treasury Notes	—	3,314,273	—	3,314,273
Repurchase Agreements	—	2,260,000	—	2,260,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	880	—	—	880

Total	$14,471,023	$9,492,987	$75,996	$24,040,006

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$3,487	$—	$—	$3,487

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 69.0%
Advertising Services - 0.5%

Dentsu, Inc.(1)	3,100	$117,399

Aerospace/Defense - 1.5%

Rolls-Royce Holdings PLC(1)	11,303	202,757
Teledyne Technologies, Inc.†	1,229	119,619

		322,376

Airlines - 0.9%

Air Canada, Class A†	12,400	62,028
United Continental Holdings, Inc.†	2,790	124,518

		186,546

Apparel Manufacturers - 0.7%

VF Corp.	2,400	148,512

Applications Software - 0.6%

Salesforce.com, Inc.†	2,140	122,173

Auto-Cars/Light Trucks - 1.2%

Ford Motor Co.	7,070	110,292
Isuzu Motors, Ltd.(1)	24,000	138,905

		249,197

Auto/Truck Parts & Equipment-Original - 1.4%

TRW Automotive Holdings Corp.†	1,720	140,386
WABCO Holdings, Inc.†	1,489	157,179

		297,565

Banks-Commercial - 1.1%

Alpha Bank AE†(1)	64,590	63,812
Banca Generali SpA(1)	3,139	103,555
Intesa Sanpaolo SpA(1)	23,085	78,393

		245,760

Banks-Super Regional - 0.9%

PNC Financial Services Group, Inc.	2,290	199,230

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	1,400	97,230

Beverages-Wine/Spirits - 0.8%

Diageo PLC(1)	5,106	158,474
United Spirits, Ltd. GDR	895	19,837

		178,311

Brewery - 2.3%

Anheuser-Busch InBev NV(1)	3,452	362,837
Asahi Group Holdings, Ltd.(1)	4,500	126,236

		489,073

Building Products-Cement - 1.2%

CRH PLC	1,059	29,572
Vulcan Materials Co.	3,370	223,937

		253,509

Building-Residential/Commercial - 0.4%

Daiwa House Industry Co., Ltd.(1)	5,000	84,649

Casino Hotels - 0.3%

MGM China Holdings, Ltd.(1)	18,650	65,828

Chemicals-Specialty - 0.4%

Brenntag AG(1)	437	81,150

Commercial Services-Finance - 2.1%

Alliance Data Systems Corp.†	300	81,735
Equifax, Inc.	2,600	176,878
MasterCard, Inc., Class A	2,750	205,425

		464,038

Computer Services - 1.5%

Accenture PLC, Class A	1,350	107,622
Cap Gemini SA(1)	1,932	146,483
Nomura Research Institute, Ltd.(1)	2,400	75,652

		329,757

Cosmetics & Toiletries - 0.3%

Estee Lauder Cos., Inc., Class A	992	66,345

Distribution/Wholesale - 0.8%

WW Grainger, Inc.	690	174,335

Diversified Banking Institutions - 3.2%

BNP Paribas SA(1)	2,331	180,201
Citigroup, Inc.	4,770	227,052
Mitsubishi UFJ Financial Group, Inc.(1)	9,680	53,101
Societe Generale SA(1)	3,732	230,381

		690,735

Diversified Financial Services - 1.0%

Julius Baer Group, Ltd.(1)	4,717	209,668

Diversified Manufacturing Operations - 0.9%

Parker Hannifin Corp.	1,630	195,127

E-Commerce/Products - 0.9%

Amazon.com, Inc.†	325	109,369
Rakuten, Inc.(1)	6,400	85,233

		194,602

E-Commerce/Services - 0.2%

58.com, Inc. ADR†	1,200	49,956

Electric Products-Misc. - 0.6%

AMETEK, Inc.	2,480	127,695

Electronic Components-Semiconductors - 1.5%

Rohm Co., Ltd.(1)	3,500	155,894
SK Hynix, Inc.†(1)	5,050	171,386

		327,280

Electronic Parts Distribution - 1.0%

Rexel SA(1)	7,851	206,101

Engineering/R&D Services - 0.3%

KBR, Inc.	2,500	66,700

Entertainment Software - 0.3%

Activision Blizzard, Inc.	3,600	73,584

Finance-Investment Banker/Broker - 0.3%

Nomura Holdings, Inc.(1)	10,100	64,678

Finance-Leasing Companies - 0.7%

ORIX Corp.†(1)	10,700	150,283

Finance-Other Services - 0.4%

IntercontinentalExchange Group, Inc.	250	49,457
Japan Exchange Group, Inc.(1)	1,700	41,388

		90,845

Food-Misc./Diversified - 0.8%

Mondelez International, Inc., Class A	5,200	179,660

Food-Retail - 0.4%

Seven & I Holdings Co., Ltd.(1)	2,500	95,353

Industrial Gases - 1.1%

Air Liquide SA(1)	1,781	241,576

Insurance-Life/Health - 0.5%

T&D Holdings, Inc.(1)	8,560	101,595

Insurance-Multi-line - 1.4%

Assicurazioni Generali SpA(1)	13,874	309,606

Insurance-Property/Casualty - 0.2%

Tokio Marine Holdings, Inc.(1)	1,100	32,978

Internet Content-Information/News - 0.3%

LinkedIn Corp., Class A†	300	55,482

Investment Management/Advisor Services - 3.3%

Ameriprise Financial, Inc.	1,450	159,601
Artisan Partners Asset Management, Inc., Class A	1,310	84,168
BlackRock, Inc.	1,010	317,625
Virtus Investment Partners, Inc.†	390	67,536
WisdomTree Investments, Inc.†	5,860	76,883

		705,813

Machinery-Electrical - 0.6%

Mitsubishi Electric Corp.(1)	12,400	139,229

Machinery-General Industrial - 0.4%

Wabtec Corp.	1,225	94,937

Medical Instruments - 0.5%

Olympus Corp.†(1)	3,200	103,066

Medical-Biomedical/Gene - 3.9%

Amgen, Inc.	1,620	199,811
Arena Pharmaceuticals, Inc.†	6,540	41,202
Celgene Corp.†	1,050	146,580
Gilead Sciences, Inc.†	2,330	165,104
NPS Pharmaceuticals, Inc.†	2,000	59,860
Regeneron Pharmaceuticals, Inc.†	737	221,306

		833,863

Medical-Drugs - 6.3%

Alkermes PLC†	2,441	107,624
AstraZeneca PLC(1)	5,670	367,376
Bristol-Myers Squibb Co.	3,229	167,746
Eli Lilly & Co.	3,510	206,599
Merck & Co., Inc.	5,671	321,943
Salix Pharmaceuticals, Ltd.†	400	41,444
Zoetis, Inc.	5,500	159,170

		1,371,902

Medical-HMO - 1.0%

Aetna, Inc.	2,900	217,413

Medical-Hospitals - 0.6%

HCA Holdings, Inc.†	2,400	126,000

Medical-Wholesale Drug Distribution - 0.8%

McKesson Corp.	994	175,511

Metal Processors & Fabrication - 0.7%

Assa Abloy AB, Class B(1)	2,987	159,536

Non-Ferrous Metals - 0.3%

Cameco Corp.	2,600	59,540

Office Automation & Equipment - 0.6%

Xerox Corp.	12,300	138,990

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	2,240	189,862
Concho Resources, Inc.†	700	85,750
Pioneer Natural Resources Co.	1,255	234,861
Range Resources Corp.	1,350	112,010

		622,483

Oil-Field Services - 0.8%

Halliburton Co.	2,900	170,781

Paper & Related Products - 0.5%

International Paper Co.	2,234	102,496

Power Converter/Supply Equipment - 1.2%

Schneider Electric SA(1)	3,020	268,497

Publishing-Periodicals - 0.5%

Nielsen Holdings NV	2,647	118,136

Real Estate Investment Trusts - 0.3%

Fibra Uno Administracion SA de CV	16,800	54,355

Real Estate Management/Services - 0.1%

Aeon Mall Co., Ltd.(1)	1,190	30,535

Retail-Apparel/Shoe - 1.0%

Gap, Inc.	2,167	86,810
Limited Brands, Inc.	2,350	133,409

		220,219

Retail-Building Products - 0.6%

Kingfisher PLC(1)	19,246	135,489

Retail-Restaurants - 0.8%

Tim Hortons, Inc.	3,140	173,659

Semiconductor Components-Integrated Circuits - 1.9%

NXP Semiconductor NV†	3,264	191,956
QUALCOMM, Inc.	2,675	210,950

		402,906

Telephone-Integrated - 1.4%

KDDI Corp.(1)	5,230	304,349

Television - 0.6%

ProSiebenSat.1 Media AG(1)	3,007	137,905

Transactional Software - 0.3%

Solera Holdings, Inc.	1,100	69,674

Transport-Marine - 0.1%

Tanker Investments, Ltd.†	1,773	22,948

Web Portals/ISP - 1.6%

Baidu, Inc. ADR†	250	38,095
Google, Inc., Class A†	270	300,918

		339,013

Total Common Stocks
(cost $13,202,133)		14,935,732

FOREIGN GOVERNMENT OBLIGATIONS - 26.8%
Sovereign - 26.8%

Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	15,000	21,603
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	31,708
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	60,000	49,537
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	24,042
Commonwealth of Australia Senior Notes 4.75% due 06/15/2016	AUD	85,000	82,026
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	24,140
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	60,000	60,137
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	177,001
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	180,649
Government of Canada Bonds 1.25% due 02/01/2016	CAD	180,000	163,343
Government of Canada Bonds 1.25% due 03/01/2018	CAD	75,000	67,208
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	45,517
Government of Canada Bonds 1.50% due 06/01/2023	CAD	25,000	21,005
Government of Canada Bonds 1.75% due 03/01/2019	CAD	50,000	45,292
Government of Canada Bonds 2.50% due 06/01/2024	CAD	20,000	18,138
Government of Canada Bonds 2.75% due 06/01/2022	CAD	15,000	14,085
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	26,877
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	109,231
Government of Japan Senior Notes 0.30% due 03/20/2017	JPY	3,650,000	35,560
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	3,800,000	37,012
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	5,450,000	53,332
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	900,000	8,964
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	2,700,000	27,242
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	2,000,000	19,802
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	400,000	4,140
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	79,662
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	3,100,000	34,883
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	31,647
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	155,000	32,179
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	112,467
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	215,000	46,502
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	119,890
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	475,000	134,488
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,004

Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	225,000	35,096
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	86,169
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	107,836
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	148,556
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	142,283
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	15,311
Kingdom of Spain Senior Notes 4.90% due 07/30/2040	EUR	10,000	15,466
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	10,000	16,695
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	470,000	68,673
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,323
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	240,000	41,502
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	600,000	100,868
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	155,000	27,156
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,005,000	186,964
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	23,936
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,769
Republic of France Bonds 1.00% due 11/25/2018	EUR	15,000	20,824
Republic of France Bonds 2.25% due 05/25/2024	EUR	20,000	27,954
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	49,088
Republic of France Bonds 4.50% due 04/25/2041	EUR	10,000	17,551
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	30,863
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	7,814
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	42,317
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	27,680
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	30,960
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	10,000	15,243
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,443
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	15,000	26,031
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	86,793
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	71,824
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	400,000	146,967
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	168,671
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	120,000	99,979
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	22,012
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	365,000	306,100
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	775,000	54,867
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	935,000	66,578
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,535,000	222,419
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	61,497
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	850,000	93,610

Societe de Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*		100,000	100,280
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,747
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	40,000	65,455
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	35,000	57,667
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	35,000	59,694
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	30,000	47,962
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	5,000	8,816
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	36,000	70,426
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	35,000	69,687
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	71,068
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	222,242
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	249,354
United Mexican States Bonds 8.00% due 06/11/2020	MXN	162,600	14,032
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	37,066
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	13,981
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	11,320

Total Foreign Government Obligations (cost $5,698,470)			5,809,798

U.S. GOVERNMENT TREASURIES - 1.8%
United States Treasury Bonds - 0.2%

2.88% due 05/15/2043		10,000	8,728
3.63% due 02/15/2044		35,000	35,405

			44,133

United States Treasury Notes - 1.6%

0.38% due 02/15/2016		115,000	114,995
0.88% due 12/31/2016		75,000	75,176
1.50% due 08/31/2018		50,000	49,906
1.50% due 12/31/2018		80,000	79,400
2.75% due 11/15/2023		15,000	15,068

			334,545

Total U.S. Government Treasuries (cost $378,554)			378,678

Total Long-Term Investment Securities (cost $19,279,157)			21,124,208

REPURCHASE AGREEMENTS - 2.8%

Bank of America Securities LLC Joint Repurchase Agreement(3)		125,000	125,000
Barclays Capital PLC Joint Repurchase Agreement(3)		165,000	165,000
BNP Paribas SA Joint Repurchase Agreement(3)		95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(3)		95,000	95,000
UBS Securities LLC Joint Repurchase Agreement(3)		125,000	125,000

Total Repurchase Agreements (cost $605,000)			605,000

TOTAL INVESTMENTS (cost $19,884,157)(4)		100.4%	21,729,208
Liabilities in excess of other assets		(0.4)	(83,358)

NET ASSETS		100.0%	$21,645,850

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $183,079 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $5,781,534 representing 26.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Denominated in United States Dollars unless otherwise indicated.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
2	Short	E-Mini MSCI EAFE Index	June 2014	$187,260	$189,500	$(2,240)
3	Short	S&P 500 E-Mini Index	June 2014	277,598	279,690	(2,093)

						$(4,333)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	16,707	EUR	12,000	04/30/2014	$—	$(175)

Bank of New York	AUD	18,000	USD	16,229	04/30/2014	—	(432)

Barclays Bank PLC	GBP	297,000	USD	489,793	04/30/2014	—	(5,245)
	USD	305,090	GBP	185,000	04/30/2014	3,267	—
	USD	11,995	ZAR	130,000	04/30/2014	300	—

						3,567	(5,245)

BNP Paribas SA	PLN	1,465,000	USD	479,296	04/30/2014	—	(4,322)
	TRY	15,000	USD	6,618	04/30/2014	—	(331)

						—	(4,653)

Citibank N.A.	CHF	6,000	USD	6,800	04/30/2014	11	—
	KRW	31,453,000	USD	29,178	04/30/2014	—	(382)
	NZD	5,000	USD	4,260	04/30/2014	—	(70)
	USD	7,316	AUD	8,000	04/30/2014	89	—
	USD	17,984	CAD	20,000	04/30/2014	95	—
	USD	255,495	CNY	1,575,000	04/30/2014	—	(774)
	USD	69,788	KRW	75,230,000	04/30/2014	915	—

						1,110	(1,226)

Commonwealth Bank of Australia	CAD	25,000	USD	22,615	04/30/2014	16	—
	HKD	133,000	USD	17,134	04/30/2014	—	(14)
	JPY	119,854,000	USD	1,170,687	04/30/2014	9,302	—
	USD	64,046	JPY	6,557,000	04/30/2014	—	(509)
	USD	1,733	NZD	2,000	04/30/2014	—	(1)

						9,318	(524)

Credit Suisse International	NZD	3,000	USD	2,551	04/30/2014	—	(47)

Deutsche Bank AG London	CHF	21,000	USD	24,026	04/30/2014	267	—
	DKK	2,405,000	USD	448,343	04/30/2014	4,478	—
	USD	335,224	CHF	293,000	04/30/2014	—	(3,721)
	USD	110,254	EUR	80,000	04/30/2014	—	(48)
	USD	16,633	GBP	10,000	04/30/2014	35	—
	USD	16,807	MXN	220,000	04/30/2014	7	—
	USD	4,330	NZD	5,000	04/30/2014	—	(1)
	USD	3,095	TRY	7,000	04/30/2014	148	—
	USD	6,578	ZAR	70,000	04/30/2014	43	—

						4,978	(3,770)

Goldman Sachs International	NOK	3,226,000	USD	531,747	04/30/2014	—	(6,433)
	USD	9,660	EUR	7,000	04/30/2014	—	(17)
	USD	87,196	NOK	529,000	04/30/2014	1,055	—

						1,055	(6,450)

HSBC Bank USA	EUR	1,160,000	USD	1,597,143	04/30/2014	—	(834)
	MXN	180,000	USD	13,764	04/30/2014	6	—
	USD	2,599	NZD	3,000	04/30/2014	—	(1)
	USD	3,535	TRY	8,000	04/30/2014	171	—

						177	(835)

JPMorgan Chase Bank	CHF	8,000	USD	9,037	04/30/2014	—	(14)
	CNY	625,000	USD	101,604	04/23/2014	666	—
	EUR	5,000	USD	6,891	04/30/2014	3	—
	GBP	5,000	USD	8,281	04/30/2014	—	(53)
	KRW	6,855,000	USD	6,308	04/30/2014	—	(135)
	PLN	20,000	USD	6,562	04/30/2014	—	(40)
	SEK	3,343,000	USD	520,861	04/30/2014	4,579	—
	SGD	605,000	USD	477,755	04/30/2014	—	(3,213)
	USD	13,381	CAD	15,000	04/30/2014	178	—
	USD	103,220	CNY	625,000	04/23/2014	—	(2,282)
	USD	17,932	EUR	13,000	04/30/2014	—	(24)
	USD	8,337	GBP	5,000	04/30/2014	—	(3)
	USD	33,215	ILS	115,000	04/30/2014	—	(250)
	USD	6,326	NOK	38,000	04/30/2014	13	—
	USD	8,656	NZD	10,000	04/30/2014	3	—
	USD	157,935	SGD	200,000	04/30/2014	1,062	—
	USD	102,280	ZAR	1,105,000	04/30/2014	2,229	—
	ZAR	5,465,000	USD	505,372	04/30/2014	—	(11,497)

						8,733	(17,511)

Morgan Stanley and Co. International PLC	CAD	5,000	USD	4,477	04/30/2014	—	(43)
	JPY	1,300,000	USD	12,695	04/30/2014	98	—
	MXN	3,879,000	USD	293,948	04/30/2014	—	(2,527)
	NZD	5,000	USD	4,260	04/30/2014	—	(69)
	SEK	60,000	USD	9,328	04/30/2014	62	—
	USD	4,469	CAD	5,000	04/30/2014	51	—
	USD	6,685	MXN	88,000	04/30/2014	41	—

						252	(2,639)

National Australia Bank Ltd.	AUD	677,000	USD	608,945	04/30/2014	—	(17,698)
	NZD	4,000	USD	3,401	04/30/2014	—	(62)
	USD	424,507	AUD	471,000	04/30/2014	11,459	—

						11,459	(17,760)

Royal Bank of Canada	CAD	573,000	USD	512,253	04/30/2014	—	(5,716)
	MXN	3,879,000	USD	293,772	04/30/2014	—	(2,703)
	USD	274,450	CAD	307,000	04/30/2014	3,065	—
	USD	6,686	MXN	88,000	04/30/2014	40	—

						3,105	(8,419)

Standard Chartered Bank	BRL	434,000	USD	191,372	04/02/2014	98	—
	USD	42,767	INR	2,640,000	04/30/2014	1,034	—
	USD	60,489	MYR	200,000	04/30/2014	863	—
	USD	40,682	RUB	1,486,000	04/30/2014	1,288	—
	USD	185,625	TWD	5,679,000	04/30/2014	1,020	—
	USD	182,063	BRL	419,000	06/03/2014	—	(373)

						4,303	(373)

State Street Bank and Trust Company	GBP	65,000	USD	108,343	04/30/2014	1	—
	ZAR	35,000	USD	3,203	04/30/2014	—	(107)

						1	(107)

UBS AG	BRL	434,000	USD	191,781	04/02/2014	507	—
	USD	183,804	BRL	434,000	04/02/2014	7,470	—

						7,977	—

Westpac Banking Corp.	NZD	3,000	USD	2,551	04/30/2014	—	(47)

Net Unrealized Appreciation/(Depreciation)						$56,035	$(70,213)

AUD - Australian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
BRL - Brazilian Real	ILS - Israeli Shekel	PLN - Polish Zloty
CAD - Canadian Dollar	INR - Indian Rupee	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japenese Yen	SEK - Swedish Krona
CNY - Yuan(Chinese) Renminbi	KRW - South Korean Won	SGD - Singapore Dollar
DKK - Danish Krone	MXN - Mexican Peso	TRY - Turkish Lira
EUR - Euro	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
GBP - British Pound Sterling	NOK - Norwegian Krone	USD - United States Dollar
ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Advertising Services	$—	$117,399	$—	$117,399
Aerospace/Defense	119,619	202,757	—	322,376
Auto-Cars/Light Trucks	110,292	138,905	—	249,197
Banks-Commercial	—	245,760	—	245,760
Beverages-Wine/Spirits	19,837	158,474	—	178,311
Brewery	—	489,073	—	489,073
Building-Residential/Commercial	—	84,649	—	84,649
Casino Hotels	—	65,828	—	65,828
Chemicals-Specialty	—	81,150	—	81,150
Computer Services	107,622	222,135	—	329,757
Diversified Banking Institutions	227,052	463,683	—	690,735
Diversified Financial Services	—	209,668	—	209,668
E-Commerce/Products	109,369	85,233	—	194,602
Electronic Components-Semiconductors	—	327,280	—	327,280
Electronic Parts Distribution	—	206,101	—	206,101
Finance-Investment Banker/Broker	—	64,678	—	64,678
Finance-Leasing Companies	—	150,283	—	150,283
Finance-Other Services	49,457	41,388	—	90,845
Food-Retail	—	95,353	—	95,353
Industrial Gases	—	241,576	—	241,576
Insurance-Life/Health	—	101,595	—	101,595
Insurance-Multi-line	—	309,606	—	309,606
Insurance-Property/Casualty	—	32,978	—	32,978
Machinery-Electrical	—	139,229	—	139,229
Medical Instruments	—	103,066	—	103,066
Medical-Drugs	1,004,526	367,376	—	1,371,902
Metal Processors & Fabrication	—	159,536	—	159,536
Power Converter/Supply Equipment	—	268,497	—	268,497
Real Estate Management/Services	—	30,535	—	30,535
Retail-Building Products	—	135,489	—	135,489
Telephone-Integrated	—	304,349	—	304,349
Television	—	137,905	—	137,905
Other Industries*	7,406,424	—	—	7,406,424
Foreign Government Obligations:
Sovereign	—	5,809,798	—	5,809,798
U.S. Government Treasuries	—	378,678	—	378,678
Repurchase Agreements	—	605,000	—	605,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	56,035	—	56,035

Total	$9,154,198	$12,631,045	$—	$21,785,243

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$4,333	$—	$—	$4,333
Open Forward Foreign Currency Contracts - Depreciation	—	70,213	—	70,213

Total	$4,333	$70,213	$—	$74,546

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $5,254,993 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2014 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Options contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC procedures”), for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Portfolios.

Note 2. Repurchase Agreements

As of March 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	60.61%	$78,155,000
Growth and Income	0.31	405,000
Growth	2.21	2,845,000
Capital Appreciation	1.37	1,765,000
Natural Resources	0.41	525,000
Multi-Asset	0.37	475,000
Strategic Multi-Asset	0.10	125,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,945,000, a repurchase price of $128,945,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	09/30/2017	$43,024,000	$44,047,971
U.S. Treasury Notes	4.13%	05/15/2015	83,784,000	88,803,499

As of March 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	60.50%	$90,890,000
Growth and Income	0.33	490,000
Growth	2.22	3,330,000
Capital Appreciation	1.38	2,070,000
Natural Resources	0.42	625,000
Multi-Asset	0.38	570,000
Strategic Multi-Asset	0.11	165,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated March 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $150,220,000, a repurchase price of $150,220,250, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	11/30/2018	$155,330,000	$153,226,832

As of March 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	60.62%	$60,585,000
Growth and Income	0.32	315,000
Growth	2.21	2,205,000
Capital Appreciation	1.37	1,370,000
Natural Resources	0.41	405,000
Multi-Asset	0.37	370,000
Strategic Multi-Asset	0.10	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,139, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	06/30/2015	$99,512,000	$102,084,590

As of March 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	60.62%	$60,585,000
Growth and Income	0.32	315,000
Growth	2.21	2,205,000
Capital Appreciation	1.37	1,370,000
Natural Resources	0.41	405,000
Multi-Asset	0.37	370,000
Strategic Multi-Asset	0.10	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,111, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	04/30/2016	$98,176,000	$102,068,678

As of March 31, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	60.61%	$78,125,000
Growth and Income	0.31	405,000
Growth	2.21	2,845,000
Capital Appreciation	1.37	1,765,000
Natural Resources	0.41	525,000
Multi-Asset	0.37	475,000
Strategic Multi-Asset	0.10	125,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,900,000, a repurchase price of $128,900,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	09/30/2018	$22,355,600	$22,148,587
U.S. Treasury Notes	2.13	08/31/2020	110,000,000	109,919,700

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended March 31, 2014, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of March 31, 2014, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended March 31, 2014, the Government and Quality Bond, Multi-Asset and Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of March 31, 2014, the following Portfolios had open futures contracts: Government and Quality Bond Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.
Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended March 31, 2014, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of March 31, 2014, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ended March 31, 2014, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time.

Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of March 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2014, please refer to the Portfolio of Investments.

Government and Quality Bond
	Asset	Liability
	Derivatives	Derivatives
Derivative Contracts(1)	Value	Value
Interest rate contracts Futures contracts (variation margin)(2)(3)	$—	$56,937

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $6,998,333.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($56,937) as reported in the Portfolio of Investments.

	Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(4)	$—	$3,550
Interest rate contracts Futures contracts (variation margin)(3)(4)	63	—

	$63	$3,550

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $425,923.
(3)	The average value outstanding for interest rate futures contracts was $124,594.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($2,607) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset	Liability
	Derivatives	Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(5)	$—	$3,170
Interest rate contracts Futures contracts (variation margin)(3)(5)	—	—
Foreign exchange contracts(4)	56,035	70,213

	$56,035	$73,383

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $279,418.
(3)	The average value outstanding for interest rate futures contracts was $124,042.
(4)	The average notional amount outstanding for forward foreign currency contracts was $12,642,114.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($4,333) as reported in the Portfolio of Investments.

Note 4. Federal Income Taxes

As of March 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$23,051,205	$(2,587,217)	$20,463,988	$1,615,875,036
Asset Allocation	46,562,327	(2,404,398)	44,157,929	186,874,398
Growth and Income	16,088,954	(624,113)	15,464,841	101,804,743
Growth	105,308,436	(3,409,796)	101,898,640	470,057,822
Capital Appreciation	250,462,866	(29,951,583)	220,511,283	1,081,071,522
Natural Resources	21,818,240	(14,856,796)	6,961,444	230,433,696
Multi-Asset	3,155,768	(82,821)	3,072,947	20,966,179
Strategic Multi-Asset	2,164,472	(458,231)	1,706,241	20,022,967

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2014

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	May 29, 2014